[LOGO]                 MUTUAL FUNDS                               EDUCATION
EATON VANCE            FOR PEOPLE                                 [GRAPHIC]
-------------          WHO PAY TAXES-Registered Trademark-
   Mutual Funds



          ANNUAL REPORT MARCH 31, 2000

                                                                      CALIFORNIA

                                                                         FLORIDA

                           EATON VANCE                             MASSACHUSETTS
                             LIMITED
                            MATURITY                                  NEW JERSEY
                           MUNICIPALS
                               FUNDS                                    NEW YORK

[GRAPHIC]                                                                   OHIO

                          [GRAPHIC]75 YEARS OF EXECELLENCE          PENNSYLVANIA
                                   EATON VANCE
                                   75TH ANNIVERSARY




[PHOTO]

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of March 31, 2000
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


[PHOTO]
Thomas J. Fetter
President

The past year proved very challenging for bond investors, as a strong economy led to higher interest rates and a difficult environment for fixed-income vehicles. Amid a continuing robust economy, the Federal Reserve maintained a watchful eye for any sign of inflation. On five occasions during the past 12 months, the Fed has raised its Federal Funds rate - a key barometer of short-term interest rates - in an attempt to reduce the potential for inflation.

The bond markets - including the municipal market - were on the defensive for much of the year and, in 1999, posted their worst showing since 1994. By early February, however, yields had peaked, as the market began to rally in reaction to the Fed's continued anti-inflation stance and increasing volatility in the equity markets. By the end of March, yields had declined to their lowest levels in six months, with municipal bond yields equalling Treasury yields.

A growing budget surplus suggests
a favorable long-term outlook for
 municipal bonds...

A strong economy, combined with low inflation, has resulted in the first budget surplus in a generation. Not surprisingly, the Treasury Department has announced that it will start to selectively buy back outstanding debt issues. That could well create a favorable long-term scenario for bonds. In addition, the forward calendar of new municipal issuance is significantly lighter than in recent years. That could be a positive factor for municipal bonds because the market could be less impacted by supply pressures.

--------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL BONDS YIELD 79% OF TREASURY YIELDS

[GRAPHIC]

                4.98%              8.25%
5 Year AAA-rated                   Taxable equivalent yield
General Obligation(Go) Bonds*      in 39.6% tax bracket

                6.31%
5-Year Treasury Bond


Principal and interest payments of Treasury securities are guaranteed by the U.S. Government.

*GO yeilds are a compilation of a representative variety of general obligations and are not necessarily representative of the fund's yield. Statitics as of March 31, 2000.

Past performance is no guarantee of future results.

Source: Bloomberg L.P.
--------------------------------------------------------------------------------

Municipal bonds finance vital
public projects while providing
relief to tax-weary investors...

Through their purchases of municipal bonds, investors provide financing for a broad array of vital public works, including those for transportation facilities, highway construction and industrial development. These projects not only improve our quality of life, but also promote private enterprise and create new jobs.

Adding to their unique role, municipal bonds are among the few tax-advantaged vehicles remaining for investors. Eaton Vance Limited Maturity Municipals Funds will continue their traditional investment pursuit: maintaining a portfolio of primarily high-quality, intermediate-term bonds with competitive levels of tax-exempt income. Our goal remains to seek excellent income opportunities for today's tax-burdened investors.

                                            Sincerely,

                                            /s/ Thomas J. Fetter
                                            Thomas J. Fetter
                                            President
                                            May 10, 2000


--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------


[PHOTO]
Cynthia J. Clemson
Portfolio Manager

The Economy
----------------------------------------
- The California economic expansion continued its momentum in early 2000, registering 3.1% employment growth over the past year. Job creation was especially strong in construction and communications. Reflecting California's surging economy, the state's March 2000 jobless rate was 4.9%, down from 5.5% a year earlier.
- The surge in construction employment reflected the strong California housing market. Despite rising interest rates, the state's housing sales rose 7.5% in the past year, according to the California Association of Realtors. The median home price rose 17%.
- An improving Asian economic outlook has resulted in stronger demand for California's manufactured goods. The state's exports rose 2.4% in 1999, with technology equipment enjoying especially strong demand.

The Fund
----------------------------------------
- During the year ended March 31, 2000, the Fund's Class A and Class B shares had total returns of -1.88% and -2.58%, respectively.(1) These returns resulted from a decrease in net asset value (NAV) per share to $9.70 on March 31, 2000 from $10.35 on March 31, 1999, and the reinvestment of $0.450 and $0.380 per share, respectively, in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on March 31, 2000 of $9.70 per share for Class A and Class B, the Fund's distribution rates were 4.54% and 3.81%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.29% and 6.96%, respectively.(4)
- The SEC 30-day yields for Class A and B shares at March 31, 2000 were 4.40% and 3.76%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.03% and 6.86%.(4)


--------------------------------------------------------------------------------
Fund Information
as of March 31,2000

--------------------------------------------------------------------------------
Performance(7)                                       Class A       Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            -1.88%         -2.58%
Five Years                                           N.A.           3.40
Life of Fund+                                        4.16           3.82

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -4.10%         -5.39%
Five Years                                           N.A.           3.40
Life of Fund+                                        3.86           3.82

+ Inception date: Class A: 6/27/96; Class B: 5/29/92

 Management Update
----------------------------------------
- The Portfolio's largest holding was an issue for Stanford Hospital. The facility provides more than 100 specialty care services, including advanced obstetric, cancer and cardiac care. The Hospital also serves as a teaching affiliate of Stanford's School of Medicine.
- Special tax revenue bonds remained a significant portion of the Portfolio. These issues are used to finance infrastructure projects, including transportation equipment, water and sewer facilities, and road construction.
- Call protection remained an important structural consideration. As more bonds have reached early redemption dates, management increased call protection and added non-callable bonds.

Rating Distribution(6)
----------------------------------------
[CHART]

A                4.8%
AAA             58.1%
BBB              8.3%
Non-Rated       28.8%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume maximum 45.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution is as of 3/31/00 only and may not be representative of the Portfolio's current or future investments. In the opinion of management, 14.0% of the Portfolio's non-rated bonds (28.8%) would, if rated, warrant an investment-grade rating.(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in Eaton Vance
California Limited Maturity Municipals Fund Class B vs. the Lehman Brothers 7-Year Municipal Bond Index* May 31, 1992-March 31, 2000

[GRAPH]

                      EATON VANCE
                      CALIFORNIA LIMITED     LEHMAN BROTHERS
                      MATURITY MUNICIPALS    7-YEAR MUNICIPAL
                      FUND CLASS B           BOND INDEX
 5/31/92                $10,000              $10,000
 6/30/92                $10,050              $10,159
 7/31/92                $10,401              $10,462
 8/31/92                $10,228              $10,354
 9/30/92                $10,280              $10,438
10/31/92                $10,142              $10,368
11/30/92                $10,363              $10,522
12/31/92                $10,448              $10,608
 1/31/93                $10,566              $10,763
 2/28/93                $10,914              $11,093
 3/31/93                $10,767              $10,947
 4/30/93                $10,864              $11,015
 5/31/93                $10,911              $11,048
 6/30/93                $11,037              $11,250
 7/31/93                $11,059              $11,252
 8/31/93                $11,232              $11,451
 9/30/93                $11,327              $11,577
10/31/93                $11,337              $11,607
11/30/93                $11,252              $11,505
12/31/93                $11,419              $11,716
 1/31/94                $11,530              $11,840
 2/28/94                $11,299              $11,583
 3/31/94                $10,967              $11,274
 4/30/94                $11,012              $11,356
 5/31/94                $11,075              $11,413
 6/30/94                $11,028              $11,392
 7/31/94                $11,169              $11,553
 8/31/94                $11,179              $11,613
 9/30/94                $11,066              $11,502
10/31/94                $10,943              $11,387
11/30/94                $10,771              $11,221
12/31/94                $10,860              $11,391
 1/31/95                $11,057              $11,604
 2/28/95                $11,286              $11,866
 3/31/95                $11,354              $11,989
 4/30/95                $11,360              $12,021
 5/31/95                $11,589              $12,341
 6/30/95                $11,523              $12,330
 7/31/95                $11,643              $12,487
 8/31/95                $11,725              $12,634
 9/30/95                $11,774              $12,683
10/31/95                $11,871              $12,793
11/30/95                $11,978              $12,934
12/31/95                $12,039              $13,003
 1/31/96                $12,125              $13,129
 2/29/96                $12,081              $13,084
 3/31/96                $11,952              $12,956
 4/30/96                $11,932              $12,932
 5/31/96                $11,910              $12,913
 6/30/96                $11,965              $13,012
 7/31/96                $12,037              $13,120
 8/31/96                $12,029              $13,127
 9/30/96                $12,143              $13,246
10/31/96                $12,218              $13,388
11/30/96                $12,441              $13,612
12/31/96                $12,349              $13,570
 1/31/97                $12,352              $13,619
 2/28/97                $12,446              $13,732
 3/31/97                $12,310              $13,554
 4/30/97                $12,374              $13,624
 5/31/97                $12,538              $13,795
 6/30/97                $12,618              $13,927
 7/31/97                $12,895              $14,249
 8/31/97                $12,762              $14,149
 9/30/97                $12,880              $14,298
10/31/97                $12,883              $14,383
11/30/97                $12,941              $14,434
12/31/97                $13,132              $14,610
 1/31/98                $13,238              $14,763
 2/28/98                $13,245              $14,777
 3/31/98                $13,245              $14,777
 4/30/98                $13,145              $14,691
 5/31/98                $13,328              $14,907
 6/30/98                $13,345              $14,949
 7/31/98                $13,361              $14,999
 8/31/98                $13,551              $15,227
 9/30/98                $13,748              $15,423
10/31/98                $13,686              $15,445
11/30/98                $13,729              $15,487
12/31/98                $13,729              $15,520
 1/31/99                $13,878              $15,747
 2/28/99                $13,789              $15,657
 3/31/99                $13,774              $15,652
 4/30/99                $13,803              $15,689
 5/31/99                $13,689              $15,611
 6/30/99                $13,436              $15,386
 7/31/99                $13,451              $15,490
 8/31/99                $13,282              $15,455
 9/30/99                $13,324              $15,512
10/31/99                $13,040              $15,446
11/30/99                $13,207              $15,559
12/31/99                $13,070              $15,498
 1/31/00                $12,939              $15,460
 2/29/00                $13,116              $15,523
 3/31/00                $13,418              $15,743

* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $11,543 on March 31, 2000; $11,282, including maximum 2.25% sales charge.


--------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 95.05% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2000 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------


[PHOTO]
Cynthia J. Clemson
Portfolio Manager

The Economy
----------------------------------------
- Florida's job growth outpaced the southeast region's and the nation's as a whole over the past year. The fastest job creation occurred in the Orlando and Tampa areas, driven by continued theme park building. The state's March 2000 unemployment rate was 3.7%, down from 3.9% a year earlier.
- Florida's cruise industry continued to enjoy high occupancy rates in 1999, despite the addition of more ships to the fleet. Strong future bookings for 2000 have encouraged cruise lines to add even more ships in the coming year.

The Fund
----------------------------------------
- During the year ended March 31, 2000, the Fund's Class A, Class B, and Class C shares had total returns of -1.43%, -2.17%, and -2.21%, respectively.(1) For Class A and Class B, these returns resulted from a decrease in net asset value (NAV) per share to $9.67 on March 31, 2000 from $10.27 on March 31, 1999, and the reinvestment of $0.451 and $0.376 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decrease in NAV to $9.14 from $9.71, and the reinvestment of $0.354 per share in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on March 31, 2000 of $9.67 per share for Class A and Class B, and $9.14 for Class C, the Fund's distribution rates were 4.60%, 3.83% and 3.83%, respectively.(3) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 7.62%, 6.34% and 6.34%, respectively.(4)
- The SEC 30-day yields for Class A, B and C shares at March 31 were 4.38%, 3.74% and 3.74%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 7.25%, 6.19% and 6.19%, respectively.(4)
--------------------------------------------------------------------------------
Fund Information
as of March 31, 2000

Performance(8)                                    Class A     Class B    Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                          -1.43%       -2.17%    -2.21%
Five Years                                         N.A.         3.01      2.96
Life of Fund+                                      4.09         3.74      2.43

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                          -3.68%       -5.00%    -3.15%
Five Years                                         N.A.         3.01      2.96
Life of Fund+                                      3.79         3.74      2.43

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C:12/8/93

Management Update
----------------------------------------
- Insured water and sewer bonds were the Portfolio's largest sector weighting at March 31, 2000.(6) The state's continuing population surge has resulted in increased funding needs for infrastructural improvements such as water, roads and public power.
- The Portfolio benefited from the above-average yields provided by selected special assessment bonds. Typically, special assessment issues are used to finance the purchase of equipment and facilities for local transportation and utility projects.
- Call protection remained an important component of management's strategy. As more bonds have reached early redemption dates, management increased call protection and added non-callable bonds.

Rating Distribution(7)
----------------------------------------
[CHART]

A                6.1%
AA              20.2%
AAA             50.8%
BBB              9.7%
Non-Rated       13.2%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares.(2) A portion of the Fund's income may be subject to federal and state income tax and/or alternative minimum tax.(3) The
     Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume maximum 39.60% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.(5) The Fund's
     SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.(6) Private insurance does not remove the interest rate risks associated with these investments.(7) Rating Distribution is as of 3/31/00 only and may not be representative of the Portfolio's current or future investments.(8) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable
     CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. The one-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in Eaton Vance
Florida Limited Maturity Municipals Fund Class B vs. the Lehman Brothers
7-Year Municipal Bond Index*  May 31, 1992-March 31, 2000

[GRAPH]

                     Eaton Vance
                     Florida Limited        Lehman Brothers
                     Maturity Municipals    7-Year Municipal
                     Fund Class B           Bond Index
 5/31/92                $10,000             $10,000
 6/30/92                $10,020             $10,159
 7/31/92                $10,334             $10,462
 8/31/92                $10,202             $10,354
 9/30/92                $10,265             $10,438
10/31/92                $10,147             $10,368
11/30/92                $10,369             $10,522
12/31/92                $10,454             $10,608
 1/31/93                $10,572             $10,763
 2/28/93                $10,951             $11,093
 3/31/93                $10,794             $10,947
 4/30/93                $10,881             $11,015
 5/31/93                $10,928             $11,048
 6/30/93                $11,054             $11,250
 7/31/93                $11,065             $11,252
 8/31/93                $11,226             $11,451
 9/30/93                $11,332             $11,577
10/31/93                $11,352             $11,607
11/30/93                $11,256             $11,505
12/31/93                $11,492             $11,716
 1/31/94                $11,593             $11,840
 2/28/94                $11,351             $11,583
 3/31/94                $10,975             $11,274
 4/30/94                $11,075             $11,356
 5/31/94                $11,148             $11,413
 6/30/94                $11,101             $11,392
 7/31/94                $11,253             $11,553
 8/31/94                $11,264             $11,613
 9/30/94                $11,162             $11,502
10/31/94                $11,039             $11,387
11/30/94                $10,890             $11,221
12/31/94                $11,029             $11,391
 1/31/95                $11,226             $11,604
 2/28/95                $11,433             $11,866
 3/31/95                $11,501             $11,989
 4/30/95                $11,506             $12,021
 5/31/95                $11,723             $12,341
 6/30/95                $11,715             $12,330
 7/31/95                $11,835             $12,487
 8/31/95                $11,940             $12,634
 9/30/95                $11,967             $12,683
10/31/95                $12,051             $12,793
11/30/95                $12,136             $12,934
12/31/95                $12,208             $13,003
 1/31/96                $12,282             $13,129
 2/29/96                $12,203             $13,084
 3/31/96                $12,050             $12,956
 4/30/96                $12,018             $12,932
 5/31/96                $11,984             $12,913
 6/30/96                $12,039             $13,012
 7/31/96                $12,111             $13,120
 8/31/96                $12,115             $13,127
 9/30/96                $12,218             $13,246
10/31/96                $12,280             $13,388
11/30/96                $12,479             $13,612
12/31/96                $12,398             $13,570
 1/31/97                $12,365             $13,619
 2/28/97                $12,459             $13,732
 3/31/97                $12,297             $13,554
 4/30/97                $12,385             $13,624
 5/31/97                $12,535             $13,795
 6/30/97                $12,614             $13,927
 7/31/97                $12,827             $14,249
 8/31/97                $12,694             $14,149
 9/30/97                $12,785             $14,298
10/31/97                $12,838             $14,383
11/30/97                $12,895             $14,434
12/31/97                $13,034             $14,610
 1/31/98                $13,164             $14,763
 2/28/98                $13,170             $14,777
 3/31/98                $13,168             $14,777
 4/30/98                $13,106             $14,691
 5/31/98                $13,263             $14,907
 6/30/98                $13,279             $14,949
 7/31/98                $13,307             $14,999
 8/31/98                $13,481             $15,227
 9/30/98                $13,612             $15,423
10/31/98                $13,562             $15,445
11/30/98                $13,592             $15,487
12/31/98                $13,631             $15,520
 1/31/99                $13,752             $15,747
 2/28/99                $13,663             $15,657
 3/31/99                $13,634             $15,652
 4/30/99                $13,663             $15,689
 5/31/99                $13,574             $15,611
 6/30/99                $13,387             $15,386
 7/31/99                $13,401             $15,490
 8/31/99                $13,285             $15,455
 9/30/99                $13,232             $15,512
10/31/99                $13,085             $15,446
11/30/99                $13,209             $15,559
12/31/99                $13,114             $15,498
 1/31/00                $12,970             $15,460
 2/29/00                $13,105             $15,523
 3/31/00                $13,338             $15,743

* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $11,385 on March 31, 2000; $11,130, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $12,296 on March 31, 2000.


--------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 98.72% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2000 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------


[PHOTO]
William H. Ahern
Portfolio Manager

The Economy
----------------------------------------
- The Massachusetts economy has continued to advance in 2000. Financial services, retail trade, health services and technology were again among the largest sources of new jobs. The March 2000 unemployment rate was 2.4%, a significant decline from the 3.1% rate of a year ago.
- The Massachusetts Biomedical Initiative has been successful in luring biotech firms to central Massachusetts. The area's affordable real estate, educated workforce and location near top-ranked universities has allowed companies to bring products to market faster than in less favorable business locales.

The Fund
----------------------------------------
- During the year ended March 31, 2000, the Fund's Class A, Class B, and Class C shares had total returns of -1.85%, -2.62%, and -2.51%, respectively.(1) For Class A and Class B, these returns resulted from a decrease in net asset value (NAV) per share to $9.68 on March 31, 2000 from $10.32 on March 31, 1999, and the reinvestment of $0.448 and $0.369 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decrease in NAV to $9.26 from $9.86, and the reinvestment of $0.352 per share in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on March 31, 2000 of $9.68 per share for Class A and Class B, and $9.26 for Class C, the Fund's distribution rates were 4.61%, 3.80% and 3.79%, respectively.(3) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 8.11%, 6.68% and 6.66%, respectively.(4)
- The SEC 30-day yields for Class A, B and C shares at March 31 were 4.43%, 3.80% and 3.80%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 7.79%, 6.68% and 6.68%, respectively.(4)

--------------------------------------------------------------------------------

Fund Information
as of March 31, 2000

Performance(7)                                    Class A    Class B    Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                          -1.85%     -2.62%      -2.51%
Five Years                                         N.A.       3.17        3.16
Life of Fund+                                      4.10       3.74        2.67

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                          -4.08%     -5.44%      -3.45%
Five Years                                         N.A.       3.17        3.16
Life of Fund+                                      3.80       3.74        2.67

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C:12/8/93

Management Update
----------------------------------------
- The Portfolio made relatively few adjustments during the past year. Escrowed bonds constituted a major weighting at March 31. Escrowed bonds are pre-refunded in advance of their call date and, backed by Treasury bonds, are deemed very high quality.
- Education bonds represented high quality investments for the Portfolio. The Portfolio's education holdings included such well-regarded issues as Dana Hall, The Park School and Wentworth Institute of Technology.
- Call protection remained an important component of management's strategy. As more bonds have reached early redemption dates, management increased call protection in an effort to improve the Portfolio's performance characteristics.

Rating Distribution(6)
----------------------------------------
[CHART]

A                4.7%
AA              29.7%
AAA             32.9%
BB               0.9%
BBB             26.3%
Non-Rated        5.5%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares.(2) A portion of the Fund's income may be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume maximum 43.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.(6) Rating Distribution is as of 3/31/00 only and may not be representative of the Portfolio's current or future investments.(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. The one-year SEC return for Class C reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in Eaton Vance Massachusetts Limited Maturity Municipals Fund Class B vs. the Lehman Brothers 7-Year Municipal Bond Index* June 30, 1992-March 31, 2000

[CHART]

                      Eaton Vance
                      Massachusetts Limited      Lehman Brothers
                      Maturity Municipals        7-Year Municipal
                      Fund Class B               Bond Index
 6/30/92                    $10,000              $10,000
 7/31/92                    $10,278              $10,298
 8/31/92                    $10,136              $10,192
 9/30/92                    $10,178              $10,275
10/31/92                    $10,070              $10,205
11/30/92                    $10,270              $10,358
12/31/92                    $10,355              $10,442
 1/31/93                    $10,462              $10,595
 2/28/93                    $10,798              $10,919
 3/31/93                    $10,652              $10,776
 4/30/93                    $10,739              $10,843
 5/31/93                    $10,786              $10,875
 6/30/93                    $10,900              $11,074
 7/31/93                    $10,911              $11,076
 8/31/93                    $11,094              $11,272
 9/30/93                    $11,180              $11,396
10/31/93                    $11,201              $11,425
11/30/93                    $11,117              $11,325
12/31/93                    $11,300              $11,533
 1/31/94                    $11,399              $11,655
 2/28/94                    $11,180              $11,402
 3/31/94                    $10,838              $11,098
 4/30/94                    $10,917              $11,179
 5/31/94                    $10,979              $11,234
 6/30/94                    $10,933              $11,214
 7/31/94                    $11,085              $11,372
 8/31/94                    $11,107              $11,432
 9/30/94                    $10,995              $11,322
10/31/94                    $10,884              $11,209
11/30/94                    $10,746              $11,045
12/31/94                    $10,903              $11,213
 1/31/95                    $11,077              $11,423
 2/28/95                    $11,295              $11,680
 3/31/95                    $11,363              $11,802
 4/30/95                    $11,369              $11,833
 5/31/95                    $11,575              $12,148
 6/30/95                    $11,533              $12,137
 7/31/95                    $11,641              $12,292
 8/31/95                    $11,747              $12,437
 9/30/95                    $11,795              $12,484
10/31/95                    $11,878              $12,593
11/30/95                    $11,996              $12,732
12/31/95                    $12,043              $12,799
 1/31/96                    $12,116              $12,923
 2/29/96                    $12,058              $12,879
 3/31/96                    $11,940              $12,753
 4/30/96                    $11,883              $12,730
 5/31/96                    $11,860              $12,711
 6/30/96                    $11,925              $12,809
 7/31/96                    $11,996              $12,915
 8/31/96                    $11,999              $12,922
 9/30/96                    $12,111              $13,039
10/31/96                    $12,208              $13,179
11/30/96                    $12,380              $13,399
12/31/96                    $12,298              $13,358
 1/31/97                    $12,300              $13,406
 2/28/97                    $12,405              $13,517
 3/31/97                    $12,268              $13,342
 4/30/97                    $12,354              $13,411
 5/31/97                    $12,504              $13,579
 6/30/97                    $12,595              $13,709
 7/31/97                    $12,794              $14,027
 8/31/97                    $12,722              $13,927
 9/30/97                    $12,800              $14,075
10/31/97                    $12,815              $14,158
11/30/97                    $12,883              $14,208
12/31/97                    $13,059              $14,382
 1/31/98                    $13,150              $14,533
 2/28/98                    $13,169              $14,546
 3/31/98                    $13,166              $14,546
 4/30/98                    $13,079              $14,462
 5/31/98                    $13,259              $14,674
 6/30/98                    $13,262              $14,716
 7/31/98                    $13,276              $14,765
 8/31/98                    $13,462              $14,989
 9/30/98                    $13,618              $15,182
10/31/98                    $13,567              $15,204
11/30/98                    $13,572              $15,245
12/31/98                    $13,637              $15,277
 1/31/99                    $13,771              $15,500
 2/28/99                    $13,670              $15,413
 3/31/99                    $13,641              $15,407
 4/30/99                    $13,683              $15,444
 5/31/99                    $13,593              $15,367
 6/30/99                    $13,379              $15,145
 7/31/99                    $13,419              $15,247
 8/31/99                    $13,275              $15,214
 9/30/99                    $13,222              $15,269
10/31/99                    $13,060              $15,205
11/30/99                    $13,170              $15,316
12/31/99                    $13,075              $15,255
 1/31/00                    $12,944              $15,218
 2/29/00                    $13,065              $15,280
 3/31/00                    $13,283              $15,497

* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $11,475 on March 31, 1999; $11,216, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $11,806 on March 31, 2000.


--------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.79% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2000 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
William H. Ahern
Portfolio Manager

The Economy
----------------------------------------
- The New Jersey economy registered strong employment growth in the past year, with the service sector driving job creation. Business services, finance and wholesale trade were among the strongest industries. The state's March 2000 jobless rate fell to 3.7, down from 4.7% a year ago.
- New Jersey's construction sector slowed somewhat in 1999 in response to rising interest rates. However, indications suggest that building activity may revive in 2000. Building permits surged in January, with especially strong activity in the multi-family housing sector.
- A recent New Jersey Wage Survey indicated that state employers generally pay higher wages than their counterparts nationally. The difference ranged from a 19.5% difference for nurses' aides to a 1.8% premium for computer engineers.

The Fund
----------------------------------------
- During the year ended March 31, 2000, the Fund's Class A and Class B shares had total returns of -0.70% and -1.48%, respectively.(1) These returns resulted from a decrease in net asset value (NAV) per share to $9.78 on March 31, 2000 from $10.32 on March 31, 1999, and the reinvestment of $0.464 and $0.386 per share, respectively, in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on March 31, 2000 of $9.78 per share, the Fund's distribution rates were 4.73% and 3.94%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.36% and 6.97%, respectively.(4)
- The SEC 30-day yields for Class A and B shares at March 31, 2000 were 4.33% and 3.66%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.66% and 6.47%.(4)

Fund Information as
of March 31, 2000

Performance(8)                                               Class A   Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                     -0.70%     -1.48%
Five Years                                                    N.A.       3.37
Life of Fund+                                                 4.24       3.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                     -2.96%    -4.32%
Five Years                                                    N.A.      3.37
Life of Fund+                                                 3.94      3.89

+Inception date: Class A: 6/27/96; Class B: 6/1/92

Management Update
----------------------------------------
- The Portfolio's largest sector weighting was insured general obligations, which typically constitute a significant portion of New Jersey's municipal issuance.(6) The Portfolio's bonds represented a diverse geographical mix within the state.
-   The Portfolio maintained a significant position in insured hospital bonds.
    (6)Among the largest investments was an issue for Dover General hospital, a 360-bed, community hospital.
- Co-generation facilities were a significant weighting in the Portfolio. A New Jersey EDA issue for Trigen-Trenton offered an attractive 6.10% yield, while financing projects for cleaner, more efficient energy generation.

Rating Distribution(7)
----------------------------------------
[CHART]

A                9.0%
AA              10.7%
AAA             59.0%
B                1.7%
BB               3.1%
BBB              7.9%
Non-Rated        8.6%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.(2) A portion of the Fund's income may be subject to federal and state income tax and/or alternative minimum tax.(3) The
     Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume maximum 43.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.(5) The Fund's
     SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.(6) Private insurance does not remove the interest rate risks associated with these investments.(7) Rating Distribution is as of 3/31/00 only and may not be representative of the Portfolio's current or future investments. (8) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in Eaton Vance
New Jersey Limited Maturity Municipals Fund Class B vs. the Lehman Brothers 7-Year Municipal Bond Index* June 30, 1992-March 31, 2000

[GRAPH]

                    Eaton Vance
                    New Jersey Limited     Lehman Brothers
                    Maturity Municipals    7-Year Municipal
                    Fund Class B           Bond Index
 6/30/92                $10,000             $10,000
 7/31/92                $10,358             $10,298
 8/31/92                $10,215             $10,192
 9/30/92                $10,257             $10,275
10/31/92                $10,118             $10,205
11/30/92                $10,328             $10,358
12/31/92                $10,422             $10,442
 1/31/93                $10,540             $10,595
 2/28/93                $10,896             $10,919
 3/31/93                $10,739             $10,776
 4/30/93                $10,825             $10,843
 5/31/93                $10,871             $10,875
 6/30/93                $11,006             $11,074
 7/31/93                $11,016             $11,076
 8/31/93                $11,167             $11,272
 9/30/93                $11,250             $11,396
10/31/93                $11,249             $11,425
11/30/93                $11,174             $11,325
12/31/93                $11,345             $11,533
 1/31/94                $11,455             $11,655
 2/28/94                $11,225             $11,402
 3/31/94                $10,894             $11,098
 4/30/94                $10,971             $11,179
 5/31/94                $11,033             $11,234
 6/30/94                $10,986             $11,214
 7/31/94                $11,115             $11,372
 8/31/94                $11,136             $11,432
 9/30/94                $11,045             $11,322
10/31/94                $10,922             $11,209
11/30/94                $10,773             $11,045
12/31/94                $10,941             $11,213
 1/31/95                $11,125             $11,423
 2/28/95                $11,308             $11,680
 3/31/95                $11,387             $11,802
 4/30/95                $11,381             $11,833
 5/31/95                $11,597             $12,148
 6/30/95                $11,531             $12,137
 7/31/95                $11,639             $12,292
 8/31/95                $11,720             $12,437
 9/30/95                $11,781             $12,484
10/31/95                $11,888             $12,593
11/30/95                $12,030             $12,732
12/31/95                $12,079             $12,799
 1/31/96                $12,152             $12,923
 2/29/96                $12,073             $12,879
 3/31/96                $11,932             $12,753
 4/30/96                $11,865             $12,730
 5/31/96                $11,831             $12,711
 6/30/96                $11,920             $12,809
 7/31/96                $12,051             $12,915
 8/31/96                $12,019             $12,922
 9/30/96                $12,143             $13,039
10/31/96                $12,205             $13,179
11/30/96                $12,390             $13,399
12/31/96                $12,357             $13,358
 1/31/97                $12,409             $13,406
 2/28/97                $12,501             $13,517
 3/31/97                $12,353             $13,342
 4/30/97                $12,391             $13,411
 5/31/97                $12,541             $13,579
 6/30/97                $12,645             $13,709
 7/31/97                $12,894             $14,027
 8/31/97                $12,749             $13,927
 9/30/97                $12,865             $14,075
10/31/97                $12,893             $14,158
11/30/97                $12,937             $14,208
12/31/97                $13,088             $14,382
 1/31/98                $13,205             $14,533
 2/28/98                $13,199             $14,546
 3/31/98                $13,185             $14,546
 4/30/98                $13,098             $14,462
 5/31/98                $13,292             $14,674
 6/30/98                $13,308             $14,716
 7/31/98                $13,323             $14,765
 8/31/98                $13,497             $14,989
 9/30/98                $13,615             $15,182
10/31/98                $13,591             $15,204
11/30/98                $13,582             $15,245
12/31/98                $13,596             $15,277
 1/31/99                $13,731             $15,500
 2/28/99                $13,657             $15,413
 3/31/99                $13,642             $15,407
 4/30/99                $13,685             $15,444
 5/31/99                $13,597             $15,367
 6/30/99                $13,411             $15,145
 7/31/99                $13,453             $15,247
 8/31/99                $13,351             $15,214
 9/30/99                $13,313             $15,269
10/31/99                $13,181             $15,205
11/30/99                $13,292             $15,316
12/31/99                $13,199             $15,255
 1/31/00                $13,139             $15,218
 2/29/00                $13,234             $15,280
 3/31/00                $13,440             $15,497

* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $11,602 on March 31, 2000; $11,341, including maximum 2.25% sales charge.


--------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 98.02% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2000 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE THE ECONOMY
-------------------------------------------------------------------------------


[PHOTO]
William H. Ahern
Portfolio Manager The Fund

The Economy
--------------------------------------------
- Reversing the trend of recent years, New York's 2.6% job growth rate far exceeded that of the nation's in 1999, with 199,000 new jobs created. The services, trade and construction sectors witnessed especially strong growth. The state's unemployment rate declined to 4.6% in March 2000 from 5.2% a year earlier.
- Despite sharply higher interest rates, New York City's securities industry registered record profits in 1999. Benefiting from low inflation and a global economic integration, the industry is estimated to have doled out bonuses of $13.6 billion during the year.

The Fund
--------------------------------------------
- During the year ended March 31, 2000, the Fund's Class A, Class B, and Class C shares had total returns of -0.50%, -1.29%, and -1.22%, respectively.(1) For Class A and Class B, these returns resulted from a decrease in net asset value (NAV) per share to $10.03 on March 31, 2000 from $10.56 on March 31, 1999, and the reinvestment of $0.471 and $0.391 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decrease in NAV to $9.51 from $10.00, and the reinvestment of $0.364 per share in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on March 31, 1999 of $10.03 per share for Class A and Class B, and $9.51 for Class C, the Fund's distribution rates were 4.69%, 3.89% and 3.82%, respectively.(3) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 8.34%, 6.91% and 6.79%, respectively.(4)
- The SEC 30-day yields for Class A, B and C shares at March 31 were 5.01%, 4.37% and 4.37%, respectively.(5) The SEC 30-day yields of Class A, Class
     B and Class C are equivalent to taxable yields of 8.91%, 7.77% and 7.77%, respectively.(4)
-------------------------------------------------------------------------------
Fund Information
as of March 31, 2000

--------------------------------------------------------------------------------
Performance (7)                   Class A    Class B    Class C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -0.50%      -1.29%    -1.22%
Five Years                          N.A.       3.84      3.82
Life of Fund+                      4.55        4.20      3.05

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -2.72%      -4.14%    -2.18%
Five Years                          N.A.       3.84      3.82
Life of Fund+                      4.25        4.20      3.05

+ Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C:12/8/93

Management Update
--------------------------------------------
- Lease revenue/certificates of participation (COPs) remained a significant weighting in the Portfolio. Typically, COPs are used to upgrade public use facilities, such as highways or utilities, through the purchase of transportation or energy generation equipment.
- The Portfolio added selectively to its hospital investments during the year. Management focused on New York State Dormitory Authority bonds for well-regarded, fundamentally sound institutions with highly marketable health care specialties.
- Non-rated bonds provided an excellent income component for the Portfolio. These research-intensive bonds included issues that financed assisted living facilities and energy co-generation projects.

Rating Distribution(6)
--------------------------------------------
[CHART]

AAA            17.1%
AA             34.6%
A              28.4%
BBB            10.7%
Non-Rated       9.2%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 43.74% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution is as of 3/31/00 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. The one-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in Eaton Vance
New York Limited Maturity Municipals Fund Class B vs. the Lehman
Brothers 7-Year Municipal Bond Index*  May 31, 1992 - March 31, 2000

[GRAPH]

                       Eaton Vance
                       New York Limited      Lehman Brothers
                       Maturity Municipals   7-Year Municipal
                       Fund Class B          Bond Index
  5/31/92                $10,000             $10,000
  6/30/92                $10,010             $10,159
  7/31/92                $10,312             $10,462
  8/31/92                $10,220             $10,354
  9/30/92                $10,274             $10,438
 10/31/92                $10,135             $10,368
 11/30/92                $10,368             $10,522
 12/31/92                $10,464             $10,608
  1/31/93                $10,603             $10,763
  2/28/93                $10,962             $11,093
  3/31/93                $10,795             $10,947
  4/30/93                $10,871             $11,015
  5/31/93                $10,908             $11,048
  6/30/93                $11,055             $11,250
  7/31/93                $11,076             $11,252
  8/31/93                $11,258             $11,451
  9/30/93                $11,342             $11,577
 10/31/93                $11,351             $11,607
 11/30/93                $11,265             $11,505
 12/31/93                $11,437             $11,716
  1/31/94                $11,548             $11,840
  2/28/94                $11,305             $11,583
  3/31/94                $10,952             $11,274
  4/30/94                $11,030             $11,356
  5/31/94                $11,103             $11,413
  6/30/94                $11,078             $11,392
  7/31/94                $11,208             $11,553
  8/31/94                $11,218             $11,613
  9/30/94                $11,106             $11,502
 10/31/94                $10,983             $11,387
 11/30/94                $10,788             $11,221
 12/31/94                $10,952             $11,391
  1/31/95                $11,149             $11,604
  2/28/95                $11,366             $11,866
  3/31/95                $11,434             $11,989
  4/30/95                $11,440             $12,021
  5/31/95                $11,657             $12,341
  6/30/95                $11,626             $12,330
  7/31/95                $11,734             $12,487
  8/31/95                $11,839             $12,634
  9/30/95                $11,866             $12,683
 10/31/95                $11,974             $12,793
 11/30/95                $12,093             $12,934
 12/31/95                $12,154             $13,003
  1/31/96                $12,228             $13,129
  2/29/96                $12,148             $13,084
  3/31/96                $12,019             $12,956
  4/30/96                $11,975             $12,932
  5/31/96                $11,942             $12,913
  6/30/96                $12,020             $13,012
  7/31/96                $12,091             $13,120
  8/31/96                $12,070             $13,127
  9/30/96                $12,195             $13,246
 10/31/96                $12,281             $13,388
 11/30/96                $12,478             $13,612
 12/31/96                $12,409             $13,570
  1/31/97                $12,387             $13,619
  2/28/97                $12,480             $13,732
  3/31/97                $12,355             $13,554
  4/30/97                $12,443             $13,624
  5/31/97                $12,606             $13,795
  6/30/97                $12,722             $13,927
  7/31/97                $13,034             $14,249
  8/31/97                $12,925             $14,149
  9/30/97                $13,042             $14,298
 10/31/97                $13,069             $14,383
 11/30/97                $13,126             $14,434
 12/31/97                $13,315             $14,610
  1/31/98                $13,407             $14,763
  2/28/98                $13,426             $14,777
  3/31/98                $13,424             $14,777
  4/30/98                $13,324             $14,691
  5/31/98                $13,518             $14,907
  6/30/98                $13,547             $14,949
  7/31/98                $13,562             $14,999
  8/31/98                $13,762             $15,227
  9/30/98                $13,932             $15,423
 10/31/98                $13,881             $15,445
 11/30/98                $13,900             $15,487
 12/31/98                $13,941             $15,520
  1/31/99                $14,063             $15,747
  2/28/99                $14,016             $15,657
  3/31/99                $13,988             $15,652
  4/30/99                $14,031             $15,689
  5/31/99                $13,957             $15,611
  6/30/99                $13,759             $15,386
  7/31/99                $13,801             $15,490
  8/31/99                $13,673             $15,455
  9/30/99                $13,649             $15,512
 10/31/99                $13,462             $15,446
 11/30/99                $13,575             $15,559
 12/31/99                $13,482             $15,498
  1/31/00                $13,395             $15,460
  2/29/00                $13,532             $15,523
  3/31/00                $13,808             $15,743

* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class
    A shares on 6/27/96 at net asset value would have been worth $11,831 on March 31, 1999; $11,566, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $12,090 on March 31, 2000. Fund Information as of March 31, 2000.


--------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 98.65% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2000 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------


[PHOTO]
William H. Ahern
Portfolio Manager

The Economy
--------------------------------------------
- The Ohio economy retained its strong momentum in the first quarter of 2000. The service sector, especially business services, provided the largest increase in new jobs, which rose by 212,000 during the year. The state's March 2000 unemployment rate was 3.9%, down from 4.2% a year earlier.
- The Youngstown Business Incubator has announced an Electronic Superhighway project to lure technology businesses. The $5 million effort will include the installation of fiber optic cables in downtown buildings, creating an advanced, broadband communications network.
- Ohio's steel producers are once again facing the challenge of cheap foreign imports. According to the American Iron and Steel Institute, U.S. steel buyers imported 3 million net tons in January 2000, an increase of 8.6% over January 1999.

The Fund
--------------------------------------------
- During the year ended March 31, 2000, the Fund's Class A and Class B shares had total returns of -2.22% and -2.94%, respectively.(1) These returns resulted from a decrease in net asset value (NAV) per share to $9.43 on March 31, 2000 from $10.11 on March 31, 1999, and the reinvestment of $0.456 and $0.384 per share, respectively, in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on March 31, 2000 of $9.43 per share for Class A and Class B, the Fund's distribution rates were 4.72% and 3.98%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.45% and 7.12%, respectively.(4)
- The SEC 30-day yields for Class A and B shares at March 31, 2000 were 4.37% and 3.73%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.82% and 6.68%.(4)


-------------------------------------------------------------------------------
Fund Information
as of March 31, 2000

-------------------------------------------------------------------------------
Performance (8)                    Class A    Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           -2.22%     -2.94%
Five Years                          N.A.       3.35
Life of Fund+                       3.57       3.22

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           -4.40%     -5.74%
Five Years                          N.A.       3.35
Life of Fund+                       3.24       3.22

+ Inception date: Class A: 10/22/96; Class B: 4/16/93

Management Update
--------------------------------------------
- Insured general obligations were the Portfolio's largest sector weighting at March 31, 2000.(6) The Portfolio's holdings were composed predominantly of local school district bonds, which constitute a large percentage of Ohio general obligation debt.
- Life care, nursing home and industrial development revenue bonds (IDBs) provided excellent income opportunities for the Portfolio. Life care issues finance long-term health care alternatives, while IDBs financed projects for companies like Emery Air Freight.
- Call protection remained an important structural consideration. As more bonds reached early redemption dates, management increased call protection in an effort to improve the Portfolio's performance characteristics.

Rating Distribution(7)
--------------------------------------------
[CHART]

A             15.3%
AA            16.2%
AAA           46.3%
BBB           10.0%
Non-rated     12.2%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.(2) A portion of the Fund's income may be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume maximum 44.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.(6) Private insurance does not remove the interest rate risks associated with these investments.(7) Rating Distribution is as of 3/31/00 only and may not be representative of the Portfolio's current or future investments.(8) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in Eaton Vance
Ohio Limited Maturity Municipals Fund Class B vs. the Lehman
Brothers 7-Year Municipal Bond Index*  April 30, 1993 - March 31, 2000

[GRAPH]

                        Eaton Vance
                        Ohio Limited        Lehman Brothers
                        Maturity Municipals 7-Year Municipal
                        Fund Class B        Bond Index
 4/31/93                $10,000             $10,000
 5/31/93                 $9,990             $10,030
 6/30/93                $10,149             $10,213
 7/31/93                $10,176             $10,215
 8/31/93                $10,348             $10,396
 9/30/93                $10,446             $10,510
10/31/93                $10,452             $10,537
11/30/93                $10,389             $10,444
12/31/93                $10,561             $10,636
 1/31/94                $10,674             $10,749
 2/28/94                $10,431             $10,516
 3/31/94                $10,113             $10,235
 4/30/94                $10,206             $10,310
 5/31/94                $10,253             $10,361
 6/30/94                $10,217             $10,343
 7/31/94                $10,350             $10,488
 8/31/94                $10,369             $10,543
 9/30/94                $10,260             $10,442
10/31/94                $10,140             $10,337
11/30/94                 $9,996             $10,187
12/31/94                $10,136             $10,341
 1/31/95                $10,322             $10,535
 2/28/95                $10,484             $10,772
 3/31/95                $10,558             $10,884
 4/30/95                $10,551             $10,913
 5/31/95                $10,767             $11,204
 6/30/95                $10,715             $11,194
 7/31/95                $10,784             $11,336
 8/31/95                $10,894             $11,470
 9/30/95                $10,952             $11,514
10/31/95                $11,065             $11,614
11/30/95                $11,166             $11,742
12/31/95                $11,224             $11,804
 1/31/96                $11,271             $11,919
 2/29/96                $11,217             $11,878
 3/31/96                $11,094             $11,762
 4/30/96                $11,062             $11,740
 5/31/96                $11,041             $11,723
 6/30/96                $11,161             $11,813
 7/31/96                $11,218             $11,911
 8/31/96                $11,211             $11,917
 9/30/96                $11,343             $12,025
10/31/96                $11,414             $12,154
11/30/96                $11,603             $12,357
12/31/96                $11,562             $12,319
 1/31/97                $11,542             $12,364
 2/28/97                $11,666             $12,467
 3/31/97                $11,525             $12,305
 4/30/97                $11,598             $12,368
 5/31/97                $11,743             $12,524
 6/30/97                $11,831             $12,643
 7/31/97                $12,083             $12,936
 8/31/97                $11,992             $12,845
 9/30/97                $12,068             $12,981
10/31/97                $12,096             $13,057
11/30/97                $12,140             $13,103
12/31/97                $12,273             $13,264
 1/31/98                $12,386             $13,403
 2/28/98                $12,394             $13,415
 3/31/98                $12,381             $13,416
 4/30/98                $12,335             $13,338
 5/31/98                $12,486             $13,534
 6/30/98                $12,502             $13,572
 7/31/98                $12,518             $13,617
 8/31/98                $12,673             $13,824
 9/30/98                $12,762             $14,002
10/31/98                $12,741             $14,022
11/30/98                $12,758             $14,060
12/31/98                $12,797             $14,090
 1/31/99                $12,927             $14,295
 2/28/99                $12,856             $14,214
 3/31/99                $12,830             $14,209
 4/30/99                $12,833             $14,243
 5/31/99                $12,775             $14,173
 6/30/99                $12,585             $13,968
 7/31/99                $12,613             $14,062
 8/31/99                $12,502             $14,031
 9/30/99                $12,491             $14,082
10/31/99                $12,364             $14,023
11/30/99                $12,445             $14,125
12/31/99                $12,342             $14,070
 1/31/00                $12,230             $14,035
 2/29/00                $12,307             $14,093
 3/31/00                $12,452             $14,293

* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 10/22/96 at net asset value would have been worth $11,465 on March 31, 2000; $11,212, including maximum 2.25% sales charge.


--------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.60% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2000 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND as of March 31, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------


[PHOTO]
Cynthia J. Clemson
Portfolio Manager

The Economy
--------------------------------------------
- Pennsylvania continued its economic expansion, with goods-producing industries posting significant job gains. The construction and durable goods areas were especially strong. The Commonwealth's March 2000 unemployment rate was 3.9%, down from 4.5% a year ago.
- Lehigh Valley communities have made a concerted effort in recent years to draw technology to an area whose economy was once dominated by steel production. The cities of Allentown, Easton and Bethlehem have created nearly 40,000 new, high-tech jobs since the mid-1990s.

The Fund
--------------------------------------------
- During the year ended March 31, 2000, the Fund's Class A, Class B, and Class C shares had total returns of -1.57%, -2.34%, and -2.29%, respectively.(1) For Class A and Class B, these returns resulted from a decrease in net asset value (NAV) per share to $9.87 on March 31, 2000 from $10.50 on March 31, 1999, and the reinvestment of $0.463 and $0.384 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decrease in NAV to $9.34 from $9.93, and the reinvestment of $0.362 per share in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on March 31, 2000 of $9.87 per share for Class A and Class B, and $9.34 for Class C, the Fund's distribution rates were 4.67%, 3.87% and 3.85%, respectively.(3) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 7.73%, 6.41% and 6.07%, respectively.(4)
- The SEC 30-day yields for Class A, B and C shares at March 31 were 4.56%, 3.92% and 3.92%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 7.55%, 6.49% and 6.18%, respectively.(4)
-------------------------------------------------------------------------------

Fund Information
as of March 31, 2000

-------------------------------------------------------------------------------
Performance (7)                  Class A    Class B    Class C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                          -1.57%    -2.34%     -2.29%
Five Years                         N.A.      3.47       3.39
Life of Fund+                      4.42      4.06       2.84

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                          -3.77%    -5.16%     -3.24%
Five Years                         N.A.      3.47       3.39
Life of Fund+                      4.11      4.06       2.84

+ Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C:12/8/93

Management Update
--------------------------------------------
-    Escrowed bonds constituted a major investment for the Portfolio at March
     31. Escrowed bonds are those that have been prerefunded and, backed by Treasury bonds, are considered to be of the very highest quality.
- Life care bonds provided the Portfolio above-average coupons in non-rated bonds. Life care facilities offer residents a range of health services tailored to the individual's needs and are an increasingly popular health care alternative for today's seniors.
- We are pleased to announce that, as of January 17, 2000, Cynthia J. Clemson became the portfolio manager of Eaton Vance Pennsylvania Limited Maturity Municipals Fund. Ms. Clemson is a Vice-President of Eaton Vance.

Rating Distribution(6)
--------------------------------------------
[CHART]

A            12.2%
AA            2.7%
AAA          48.9%
BBB          22.0%
Non-Rated    14.2%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares.(2) A portion of the Fund's income may be subject to federal and state income tax and/or alternative minimum tax.(3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures.(5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.(6) Rating Distribution is as of 3/31/00 only and may not be representative of the Portfolio's current or future investments.(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. The one-year SEC return for Class C reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in Eaton Vance Pennsylvania Limited Maturity Municipals Fund Class B vs. the Lehman
Brothers 7-Year Municipal Bond Index*  June 30, 1992 - March 31, 2000

[GRAPH]

                    Eaton Vance
                    Pennsylvania Limited      Lehman Brothers
                    Maturity Municipals       7-Year Municipal
                    Fund Class B              Bond Index
  6/30/92                  $10,000             $10,000
  7/31/92                  $10,357             $10,298
  8/31/92                  $10,206             $10,192
  9/30/92                  $10,268             $10,275
 10/31/92                  $10,121             $10,205
 11/30/92                  $10,351             $10,358
 12/31/92                  $10,435             $10,442
  1/31/93                  $10,563             $10,595
  2/28/93                  $10,898             $10,919
  3/31/93                  $10,722             $10,776
  4/30/93                  $10,819             $10,843
  5/31/93                  $10,866             $10,875
  6/30/93                  $10,991             $11,074
  7/31/93                  $11,003             $11,076
  8/31/93                  $11,186             $11,272
  9/30/93                  $11,271             $11,396
 10/31/93                  $11,282             $11,425
 11/30/93                  $11,198             $11,325
 12/31/93                  $11,403             $11,533
  1/31/94                  $11,502             $11,655
  2/28/94                  $11,274             $11,402
  3/31/94                  $10,924             $11,098
  4/30/94                  $11,013             $11,179
  5/31/94                  $11,065             $11,234
  6/30/94                  $11,030             $11,214
  7/31/94                  $11,182             $11,372
  8/31/94                  $11,193             $11,432
  9/30/94                  $11,082             $11,322
 10/31/94                  $10,961             $11,209
 11/30/94                  $10,803             $11,045
 12/31/94                  $10,969             $11,213
  1/31/95                  $11,142             $11,423
  2/28/95                  $11,359             $11,680
  3/31/95                  $11,416             $11,802
  4/30/95                  $11,434             $11,833
  5/31/95                  $11,650             $12,148
  6/30/95                  $11,609             $12,137
  7/31/95                  $11,705             $12,292
  8/31/95                  $11,799             $12,437
  9/30/95                  $11,838             $12,484
 10/31/95                  $11,934             $12,593
 11/30/95                  $12,053             $12,732
 12/31/95                  $12,103             $12,799
  1/31/96                  $12,166             $12,923
  2/29/96                  $12,100             $12,879
  3/31/96                  $11,984             $12,753
  4/30/96                  $11,918             $12,730
  5/31/96                  $11,897             $12,711
  6/30/96                  $11,964             $12,809
  7/31/96                  $12,036             $12,915
  8/31/96                  $12,053             $12,922
  9/30/96                  $12,167             $13,039
 10/31/96                  $12,241             $13,179
 11/30/96                  $12,427             $13,399
 12/31/96                  $12,383             $13,358
  1/31/97                  $12,399             $13,406
  2/28/97                  $12,493             $13,517
  3/31/97                  $12,358             $13,342
  4/30/97                  $12,422             $13,411
  5/31/97                  $12,573             $13,579
  6/30/97                  $12,690             $13,709
  7/31/97                  $13,002             $14,027
  8/31/97                  $12,883             $13,927
  9/30/97                  $13,000             $14,075
 10/31/97                  $13,029             $14,158
 11/30/97                  $13,087             $14,208
 12/31/97                  $13,264             $14,382
  1/31/98                  $13,395             $14,533
  2/28/98                  $13,390             $14,546
  3/31/98                  $13,415             $14,546
  4/30/98                  $13,330             $14,462
  5/31/98                  $13,499             $14,674
  6/30/98                  $13,529             $14,716
  7/31/98                  $13,507             $14,765
  8/31/98                  $13,695             $14,989
  9/30/98                  $13,801             $15,182
 10/31/98                  $13,765             $15,204
 11/30/98                  $13,771             $15,245
 12/31/98                  $13,799             $15,277
  1/31/99                  $13,935             $15,500
  2/28/99                  $13,876             $15,413
  3/31/99                  $13,862             $15,407
  4/30/99                  $13,906             $15,444
  5/31/99                  $13,844             $15,367
  6/30/99                  $13,645             $15,145
  7/31/99                  $13,660             $15,247
  8/31/99                  $13,531             $15,214
  9/30/99                  $13,493             $15,269
 10/31/99                  $13,306             $15,205
 11/30/99                  $13,431             $15,316
 12/31/99                  $13,310             $15,255
  1/31/00                  $13,195             $15,218
  2/29/00                  $13,303             $15,280
  3/31/00                  $13,537             $15,497

* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class
    A shares on 6/27/96 at net asset value would have been worth $11,642 on March 31, 1999; $11,382, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $11,930 on March 31, 2000.

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2000 is designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                CALIFORNIA     FLORIDA    MASSACHUSETTS
                                  LIMITED      LIMITED       LIMITED
                                   FUND         FUND          FUND
-----------------------------------------------------------------------
Assets
-----------------------------------------------------------------------
Investment in corresponding
   Portfolio --
   Identified cost              $22,965,155  $45,749,610   $44,984,018
   Unrealized appreciation
      (depreciation)               (361,403)    (726,911)     (794,596)
-----------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $22,603,752  $45,022,699   $44,189,422
-----------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    47,022  $        --   $    60,791
-----------------------------------------------------------------------
TOTAL ASSETS                    $22,650,774  $45,022,699   $44,250,213
-----------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    47,528  $    87,904   $   161,356
Dividends payable                    40,256       85,077        75,056
Payable to affiliate for
   Trustees' fees                        27           --            32
Accrued expenses                     26,697       45,413        42,549
-----------------------------------------------------------------------
TOTAL LIABILITIES               $   114,508  $   218,394   $   278,993
-----------------------------------------------------------------------
NET ASSETS                      $22,536,266  $44,804,305   $43,971,220
-----------------------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------------------
Paid-in capital                 $25,020,950  $49,072,818   $46,559,107
Accumulated net realized loss
   from Portfolio (computed on
   the basis of
   identified cost)              (2,083,025)  (3,456,525)   (1,784,192)
Accumulated distributions in
   excess of net investment
   income                           (40,256)     (85,077)       (9,099)
Net unrealized depreciation
   from Portfolio (computed on
   the basis of
   identified cost)                (361,403)    (726,911)     (794,596)
-----------------------------------------------------------------------
TOTAL                           $22,536,266  $44,804,305   $43,971,220
-----------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------
NET ASSETS                      $20,448,463  $36,951,524   $37,410,779
SHARES OUTSTANDING                2,107,104    3,822,691     3,863,678
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.70  $      9.67   $      9.68
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 97.75 of
      net asset value per
      share)                    $      9.92  $      9.89   $      9.90
-----------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------
NET ASSETS                      $ 2,087,803  $ 4,906,916   $ 1,999,886
SHARES OUTSTANDING                  215,137      507,638       206,508
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.70  $      9.67   $      9.68
-----------------------------------------------------------------------
Class C Shares
-----------------------------------------------------------------------
NET ASSETS                      $        --  $ 2,945,865   $ 4,560,555
SHARES OUTSTANDING                       --      322,453       492,419
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --  $      9.14   $      9.26
-----------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                NEW JERSEY    NEW YORK       OHIO      PENNSYLVANIA
                                  LIMITED      LIMITED      LIMITED      LIMITED
                                   FUND         FUND         FUND          FUND
-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investment in corresponding
   Portfolio --
   Identified cost              $34,847,824  $51,667,462  $19,304,175  $39,216,139
   Unrealized appreciation
      (depreciation)                273,082        7,699     (438,160)    (581,131)
-----------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $35,120,906  $51,675,161  $18,866,015  $38,635,008
Receivable for Fund shares
   sold                         $    30,765  $    12,313  $        --  $        --
-----------------------------------------------------------------------------------
TOTAL ASSETS                    $35,151,671  $51,687,474  $18,866,015  $38,635,008
-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    70,230  $    85,351  $        --  $    29,472
Dividends payable                    62,560       94,567       42,220       71,792
Payable to affiliate for
   Trustees' fees                        --           --           --           30
Accrued expenses                     37,745       53,285       22,209       38,362
-----------------------------------------------------------------------------------
TOTAL LIABILITIES               $   170,535  $   233,203  $    64,429  $   139,656
-----------------------------------------------------------------------------------
NET ASSETS                      $34,981,136  $51,454,271  $18,801,586  $38,495,352
-----------------------------------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------------------------------
Paid-in capital                 $36,883,263  $52,841,441  $20,483,299  $40,339,157
Accumulated net realized loss
   from Portfolio (computed on
   the basis of
   identified cost)              (2,134,152)  (1,327,068)  (1,312,169)  (1,283,813)
Accumulated undistributed
   (distributions in excess
   of) net investment income        (41,057)     (67,801)      68,616       21,139
Net unrealized appreciation
   (depreciation) from
   Portfolio (computed on the
   basis of identified cost)        273,082        7,699     (438,160)    (581,131)
-----------------------------------------------------------------------------------
TOTAL                           $34,981,136  $51,454,271  $18,801,586  $38,495,352
-----------------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------------
NET ASSETS                      $32,709,561  $45,773,344  $16,760,502  $31,851,222
SHARES OUTSTANDING                3,343,378    4,563,693    1,777,860    3,227,402
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.78  $     10.03  $      9.43  $      9.87
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 97.75 of
      net asset value per
      share)                    $     10.01  $     10.26  $      9.65  $     10.10
-----------------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------------
NET ASSETS                      $ 2,271,575  $ 3,959,631  $ 2,041,084  $ 2,422,882
SHARES OUTSTANDING                  232,171      394,781      216,507      245,504
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.78  $     10.03  $      9.43  $      9.87
-----------------------------------------------------------------------------------
Class C Shares
-----------------------------------------------------------------------------------
NET ASSETS                      $        --  $ 1,721,296  $        --  $ 4,221,248
SHARES OUTSTANDING                       --      181,078           --      451,939
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --  $      9.51  $        --  $      9.34
-----------------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2000

                                          CALIFORNIA     FLORIDA    MASSACHUSETTS
                                            LIMITED      LIMITED       LIMITED
                                             FUND         FUND          FUND
---------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 1,400,770  $ 2,821,157   $ 2,613,076
Expenses allocated from Portfolio            (167,749)    (307,178)     (276,630)
---------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 1,233,021  $ 2,513,979   $ 2,336,446
---------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------
Trustees fees and expenses                $       263  $     1,695   $       717
Distribution and service fees
   Class A                                     35,030       64,636        61,243
   Class B                                     19,877       47,651        21,867
   Class C                                         --       31,943        42,511
Legal and accounting services                  15,065       15,993         9,206
Printing and postage                            4,696        7,939         8,679
Custodian fee                                   6,001        8,225         7,452
Transfer and dividend disbursing agent
   fees                                        22,498       43,117        41,511
Registration fees                               1,300        8,926         4,598
Miscellaneous                                   7,942        9,568        10,421
---------------------------------------------------------------------------------
TOTAL EXPENSES                            $   112,672  $   239,693   $   208,205
---------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,120,349  $ 2,274,286   $ 2,128,241
---------------------------------------------------------------------------------

Realized and Unrealized Gain (loss) from Portfolio
---------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    61,725  $   121,278   $   (18,066)
   Financial futures contracts                 12,791       35,679        73,715
---------------------------------------------------------------------------------
NET REALIZED GAIN                         $    74,516  $   156,957   $    55,649
---------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,788,105) $(3,456,340)  $(3,171,171)
   Financial futures contracts                (25,295)          --       (16,566)
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,813,400) $(3,456,340)  $(3,187,737)
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,738,884) $(3,299,383)  $(3,132,088)
---------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (618,535) $(1,025,097)  $(1,003,847)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2000

                                          NEW JERSEY    NEW YORK       OHIO      PENNSYLVANIA
                                            LIMITED      LIMITED      LIMITED      LIMITED
                                             FUND         FUND         FUND          FUND
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 2,092,243  $ 3,194,169  $ 1,183,382  $ 2,504,956
Expenses allocated from Portfolio            (224,877)    (337,123)    (138,615)    (272,605)
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 1,867,366  $ 2,857,046  $ 1,044,767  $ 2,232,351
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Trustees fees and expenses                $       169  $     2,362  $       171  $       715
Distribution and service fees
   Class A                                     52,107       77,141       28,314       55,148
   Class B                                     23,060       37,575       18,243       25,735
   Class C                                         --       18,649           --       43,021
Legal and accounting services                  14,702       15,708       14,063       15,641
Printing and postage                            8,131       11,684        4,000        9,433
Custodian fee                                   5,433        8,999        5,169        7,537
Transfer and dividend disbursing agent
   fees                                        35,480       56,334       15,181       43,823
Registration fees                               2,300        3,600        3,626        1,799
Miscellaneous                                   9,353       10,960        6,736       10,331
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   150,735  $   243,012  $    95,503  $   213,183
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,716,631  $ 2,614,034  $   949,264  $ 2,019,168
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (loss) from Portfolio
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   114,201  $   139,518  $     5,685  $  (277,931)
   Financial futures contracts                 53,392       92,218       28,679       61,345
---------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $   167,593  $   231,736  $    34,364  $  (216,586)
---------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,198,319) $(3,399,494) $(1,501,614) $(2,749,901)
   Financial futures contracts                (12,048)     (19,578)      (5,980)          --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,210,367) $(3,419,072) $(1,507,594) $(2,749,901)
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,042,774) $(3,187,336) $(1,473,230) $(2,966,487)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (326,143) $  (573,302) $  (523,966) $  (947,319)
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                          CALIFORNIA     FLORIDA     MASSACHUSETTS
                                            LIMITED      LIMITED        LIMITED
INCREASE (DECREASE) IN NET ASSETS            FUND          FUND          FUND
----------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,120,349  $  2,274,286   $ 2,128,241
   Net realized gain                           74,516       156,957        55,649
   Net change in unrealized appreciation
      (depreciation)                       (1,813,400)   (3,456,340)   (3,187,737)
----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (618,535) $ (1,025,097)  $(1,003,847)
----------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $(1,052,128) $ (1,955,213)  $(1,821,278)
      Class B                                 (82,331)     (200,764)      (90,577)
      Class C                                      --      (134,482)     (176,411)
   In excess of net investment income
      Class A                                 (12,866)           --            --
      Class B                                  (2,761)       (1,305)           --
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(1,150,086) $ (2,291,764)  $(2,088,266)
----------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $   886,377  $  3,665,937   $ 5,334,999
      Class B                                 800,153     1,462,072     1,175,085
      Class C                                      --     1,222,113     1,299,646
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 449,095       774,887       978,392
      Class B                                  33,184        49,957        60,905
      Class C                                      --        47,478       104,816
   Cost of shares redeemed
      Class A                              (5,428,140)  (14,101,420)   (9,718,317)
      Class B                              (1,004,654)   (2,592,550)   (1,815,073)
      Class C                                      --    (2,038,651)   (1,758,342)
   Net asset value of shares exchanged
      Class A                                 291,488     1,572,009     1,179,357
      Class B                                (291,488)   (1,572,009)   (1,179,357)
----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(4,263,985) $(11,510,177)  $(4,337,889)
----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(6,032,606) $(14,827,038)  $(7,430,002)
----------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------
At beginning of year                      $28,568,872  $ 59,631,343   $51,401,222
----------------------------------------------------------------------------------
AT END OF YEAR                            $22,536,266  $ 44,804,305   $43,971,220
----------------------------------------------------------------------------------
Accumulated distributions in excess of
net investment income included in net assets
----------------------------------------------------------------------------------
AT END OF YEAR                            $   (40,256) $    (85,077)  $    (9,099)
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                          NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
                                            LIMITED      LIMITED       LIMITED      LIMITED
INCREASE (DECREASE) IN NET ASSETS            FUND          FUND         FUND          FUND
----------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,716,631  $  2,614,034  $   949,264  $  2,019,168
   Net realized gain (loss)                   167,593       231,736       34,364      (216,586)
   Net change in unrealized appreciation
      (depreciation)                       (2,210,367)   (3,419,072)  (1,507,594)   (2,749,901)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (326,143) $   (573,302) $  (523,966) $   (947,319)
----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $(1,618,828) $ (2,382,030) $  (870,702) $ (1,683,922)
      Class B                                 (98,720)     (160,481)     (81,027)     (108,465)
      Class C                                      --       (78,987)          --      (181,934)
   In excess of net investment income
      Class A                                      --            --      (15,645)           --
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(1,717,548) $ (2,621,498) $  (967,374) $ (1,974,321)
----------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $ 3,417,910  $  4,455,767  $   753,933  $  1,768,469
      Class B                                 521,641     1,405,540      534,144       629,495
      Class C                                      --       718,914           --       454,871
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                               1,040,455     1,353,909      565,177       742,431
      Class B                                  62,991       107,185       43,923        68,419
      Class C                                      --        53,044           --       123,368
   Cost of shares redeemed
      Class A                              (6,440,669)  (15,047,199)  (3,584,355)   (9,285,512)
      Class B                              (1,224,409)   (2,404,216)    (599,408)   (1,871,315)
      Class C                                      --    (1,672,169)          --    (1,850,588)
   Net asset value of shares exchanged
      Class A                                 642,388     1,413,087      194,199     1,119,696
      Class B                                (642,388)   (1,413,087)    (194,199)   (1,119,696)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(2,622,081) $(11,029,225) $(2,286,586) $ (9,220,362)
----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(4,665,772) $(14,224,025) $(3,777,926) $(12,142,002)
----------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------
At beginning of year                      $39,646,908  $ 65,678,296  $22,579,512  $ 50,637,354
----------------------------------------------------------------------------------------------
AT END OF YEAR                            $34,981,136  $ 51,454,271  $18,801,586  $ 38,495,352
----------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess
of)
net investment income included in net assets
----------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (41,057) $    (67,801) $    68,616  $     21,139
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                          CALIFORNIA     FLORIDA     MASSACHUSETTS
                                            LIMITED      LIMITED        LIMITED
INCREASE (DECREASE) IN NET ASSETS            FUND          FUND          FUND
----------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,359,556  $  2,787,742   $ 2,251,010
   Net realized gain                          378,072       640,439       448,633
   Net change in unrealized
      appreciation (depreciation)            (263,964)     (704,172)     (457,661)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,473,664  $  2,724,009   $ 2,241,982
----------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $(1,261,736) $ (2,327,941)  $(1,944,036)
      Class B                                (127,848)     (275,336)     (182,561)
      Class C                                      --      (209,162)     (154,877)
   In excess of net investment income
      Class A                                    (135)           --            --
      Class B                                  (1,820)       (1,526)       (2,636)
      Class C                                      --            --        (3,195)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(1,391,539) $ (2,813,965)  $(2,287,305)
----------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $   363,844  $    700,316   $ 2,487,913
      Class B                                 756,317       814,557     1,504,280
      Class C                                      --     1,429,966     1,586,272
   Issued in reorganization of EV
      Traditional and Classic Limited
      Maturity Municipals Funds
      Class A                               3,133,613     4,524,349            --
      Class C                                      --     6,552,371     4,459,306
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 487,926       816,049       953,546
      Class B                                  61,904        79,403       123,499
      Class C                                      --       100,040       128,935
   Cost of shares redeemed
      Class A                              (6,698,846)  (11,155,505)   (8,510,101)
      Class B                                (714,328)     (735,278)   (2,367,643)
      Class C                                      --    (4,132,890)     (945,891)
   Net asset value of shares exchanged
      Class A                               3,033,129     4,440,205     4,963,466
      Class B                              (3,033,129)   (4,440,205)   (4,963,466)
----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(2,609,570) $ (1,006,622)  $  (579,884)
----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(2,527,445) $ (1,096,578)  $  (625,207)
----------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------
At beginning of year                      $31,096,317  $ 60,727,921   $52,026,429
----------------------------------------------------------------------------------
AT END OF YEAR                            $28,568,872  $ 59,631,343   $51,401,222
----------------------------------------------------------------------------------
Accumulated distributions in excess of
net investment income included in net assets
----------------------------------------------------------------------------------
AT END OF YEAR                            $   (54,393) $    (87,829)  $   (49,074)
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                          NEW JERSEY    NEW YORK       OHIO      PENNSYLVANIA
                                            LIMITED      LIMITED      LIMITED      LIMITED
INCREASE (DECREASE) IN NET ASSETS            FUND         FUND         FUND          FUND
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,853,923  $ 2,984,365  $ 1,028,033  $ 2,335,635
   Net realized gain                          167,298      367,409       25,486      555,688
   Net change in unrealized
      appreciation (depreciation)            (303,151)     (13,529)     (81,392)    (774,579)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,718,070  $ 3,338,245  $   972,127  $ 2,116,744
---------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $(1,668,828) $(2,615,897) $  (909,646) $(1,926,225)
      Class B                                (183,025)    (260,257)    (121,712)    (204,064)
      Class C                                      --      (95,851)          --     (207,418)
   In excess of net investment income
      Class A                                      --           --      (20,743)          --
      Class B                                    (919)          --           --           --
      Class C                                      --         (726)          --           --
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(1,852,772) $(2,972,731) $(1,052,101) $(2,337,707)
---------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $   381,983  $ 1,246,351  $   402,554  $   597,926
      Class B                                 599,064    1,074,287      605,499      464,936
      Class C                                      --    1,408,720           --    1,237,308
   Issued in reorganization of EV
      Traditional and Classic Limited
      Maturity Municipals Funds
      Class A                                 839,250      543,752    1,671,340           --
      Class C                                      --    2,285,786           --    5,132,765
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 980,571    1,367,952      544,757      813,506
      Class B                                 143,996      188,523       80,845      134,020
      Class C                                      --       64,571           --      151,274
   Cost of shares redeemed
      Class A                              (6,663,082) (12,152,775)  (2,703,497)  (8,402,426)
      Class B                                (999,616)  (1,343,662)    (304,762)    (819,038)
      Class C                                      --   (1,033,218)          --     (689,222)
   Net asset value of shares exchanged
      Class A                               5,301,665    7,108,382    2,422,090    4,252,261
      Class B                              (5,301,665)  (7,108,382)  (2,422,090)  (4,252,261)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $(4,717,834) $(6,349,713) $   296,736  $(1,378,951)
---------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $(4,852,536) $(5,984,199) $   216,762  $(1,599,914)
---------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                      $44,499,444  $71,662,495  $22,362,750  $52,237,268
---------------------------------------------------------------------------------------------
AT END OF YEAR                            $39,646,908  $65,678,296  $22,579,512  $50,637,354
---------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess
of)
net investment income included in net assets
---------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (40,140) $   (60,337) $    86,726  $   (23,708)
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         CALIFORNIA LIMITED FUND -- CLASS A
                                  ------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                  ------------------------------------------------
                                   2000(1)       1999         1998        1997(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.350      $10.330      $ 9.980      $ 9.940
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income              $ 0.440      $ 0.453      $ 0.459      $ 0.363
Net realized and unrealized
   gain (loss)                      (0.640)       0.030        0.362      0.037(3)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.200)     $ 0.483      $ 0.821      $ 0.400
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income         $(0.445)     $(0.463)     $(0.459)     $(0.360)
In excess of net investment
   income                           (0.005)          --(4)    (0.012)          --
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.450)     $(0.463)     $(0.471)     $(0.360)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.700      $10.350      $10.330      $ 9.980
----------------------------------------------------------------------------------

TOTAL RETURN(5)                      (1.88)%       4.56%        8.56%        3.84%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $20,448      $26,170      $25,780      $14,718
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                        1.04%        0.95%        0.96%        0.90%(7)
   Expenses after custodian
      fee reduction(6)                1.04%        0.94%        0.94%        0.89%(7)
   Net investment income              4.48%        4.37%        4.51%        4.76%(7)
Portfolio Turnover of the
   Portfolio                            13%          29%          40%          57%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Distributions in excess of net investment income are less than $0.001 per share.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               CALIFORNIA LIMITED FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.350      $10.330      $ 9.980      $10.080      $ 9.950
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.366      $ 0.382      $ 0.386      $ 0.393      $ 0.385
Net realized and unrealized
   gain (loss)                      (0.636)       0.025        0.362       (0.097)       0.134
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.270)     $ 0.407      $ 0.748      $ 0.296      $ 0.519
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.368)     $(0.382)     $(0.386)     $(0.393)     $(0.385)
In excess of net investment
   income                           (0.012)      (0.005)      (0.012)      (0.003)      (0.004)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.380)     $(0.387)     $(0.398)     $(0.396)     $(0.389)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.700      $10.350      $10.330      $ 9.980      $10.080
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (2.58)%       3.99%        7.60%        2.99%        5.27%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 2,088      $ 2,399      $ 5,316      $25,386      $54,241
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.79%        1.62%        1.76%        1.71%        1.63%
   Expenses after custodian
      fee reduction(3)                1.79%        1.61%        1.74%        1.70%        1.59%
   Net investment income              3.73%        3.71%        3.76%        3.91%        3.81%
Portfolio Turnover of the
   Portfolio                            13%          29%          40%          57%          36%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          FLORIDA LIMITED FUND -- CLASS A
                                  ------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                  ------------------------------------------------
                                   2000(1)      1999(1)       1998        1997(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.270      $10.290      $ 9.980      $10.030
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income              $ 0.448      $ 0.453      $ 0.465      $ 0.357
Net realized and unrealized
   gain (loss)                      (0.597)      (0.018)       0.307       (0.049)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.149)     $ 0.435      $ 0.772      $ 0.308
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income         $(0.451)     $(0.455)     $(0.462)     $(0.357)
In excess of net investment
   income                               --           --           --       (0.001)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.451)     $(0.455)     $(0.462)     $(0.358)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.670      $10.270      $10.290      $ 9.980
----------------------------------------------------------------------------------

TOTAL RETURN(3)                      (1.43)%       4.10%        8.06%        2.88%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $36,952      $49,355      $50,116      $34,321
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                        0.97%        0.90%        0.90%        0.89%(5)
   Expenses after custodian
      fee reduction(4)                0.94%        0.88%        0.88%        0.87%(5)
   Net investment income              4.55%        4.38%        4.61%        4.65%(5)
Portfolio Turnover of the
   Portfolio                            16%          16%          38%          66%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 FLORIDA LIMITED FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.270      $10.290      $ 9.980      $10.170     $ 10.080
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.374      $ 0.378      $ 0.391      $ 0.388     $  0.383
Net realized and unrealized
   gain (loss)                      (0.598)      (0.018)       0.307       (0.185)       0.096
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.224)     $ 0.360      $ 0.698      $ 0.203     $  0.479
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.374)     $(0.378)     $(0.388)     $(0.388)    $ (0.383)
In excess of net investment
   income                           (0.002)      (0.002)          --       (0.005)      (0.006)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.376)     $(0.380)     $(0.388)     $(0.393)    $ (0.389)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.670      $10.270      $10.290      $ 9.980     $ 10.170
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (2.17)%       3.54%        7.08%        2.05%        4.78%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 4,907      $ 6,326      $10,612      $48,418     $116,781
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.71%        1.63%        1.66%        1.65%        1.57%
   Expenses after custodian
      fee reduction(3)                1.68%        1.61%        1.64%        1.63%        1.56%
   Net investment income              3.80%        3.67%        3.84%        3.86%        3.74%
Portfolio Turnover of the
   Portfolio                            16%          16%          38%          66%          20%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  FLORIDA LIMITED FUND -- CLASS C
                                  --------------------------------
                                        YEAR ENDED MARCH 31,
                                  --------------------------------
                                     2000(1)           1999(1)
------------------------------------------------------------------
Net asset value -- Beginning
   of year                           $ 9.710           $ 9.730
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                $ 0.354           $ 0.356
Net realized and unrealized
   loss                               (0.570)           (0.012)
------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $(0.216)          $ 0.344
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income           $(0.354)          $(0.364)
------------------------------------------------------------------
NET ASSET VALUE -- END OF YEAR       $ 9.140           $ 9.710
------------------------------------------------------------------

TOTAL RETURN(2)                        (2.21)%            3.57%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                          $ 2,946           $ 3,950
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                          1.71%             1.66%
   Expenses after custodian
      fee reduction(3)                  1.68%             1.64%
   Net investment income                3.80%             3.65%
Portfolio Turnover of the
   Portfolio                              16%               16%
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       MASSACHUSETTS LIMITED FUND -- CLASS A
                                  ------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                  ------------------------------------------------
                                   2000(1)      1999(1)       1998        1997(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.320      $10.330      $ 9.990      $ 9.940
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income              $ 0.455      $ 0.450      $ 0.457      $ 0.359
Net realized and unrealized
   gain (loss)                      (0.648)      (0.004)       0.339        0.040(3)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.193)     $ 0.446      $ 0.796      $ 0.399
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income         $(0.447)     $(0.456)     $(0.456)     $(0.349)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.680      $10.320      $10.330      $ 9.990
----------------------------------------------------------------------------------

TOTAL RETURN(4)                      (1.85)%       4.19%        8.29%        3.83%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $37,411      $43,436      $43,575      $23,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                        0.94%        0.94%        0.96%        0.91%(6)
   Expenses after custodian
      fee reduction(5)                0.91%        0.91%        0.92%        0.89%(6)
   Net investment income              4.61%        4.35%        4.53%        4.76%(6)
Portfolio Turnover of the
   Portfolio                            15%          19%          46%          60%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              MASSACHUSETTS LIMITED FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.320      $10.330      $ 9.990      $10.100      $ 9.980
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.380      $ 0.373      $ 0.384      $ 0.378      $ 0.383
Net realized and unrealized
   gain (loss)                      (0.651)      (0.005)       0.339       (0.106)       0.126
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.271)     $ 0.368      $ 0.723      $ 0.272      $ 0.509
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.369)     $(0.373)     $(0.383)     $(0.382)     $(0.383)
In excess of net investment
   income                               --       (0.005)          --           --       (0.006)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.369)     $(0.378)     $(0.383)     $(0.382)     $(0.389)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.680      $10.320      $10.330      $ 9.990      $10.100
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (2.62)%       3.60%        7.33%        2.74%        5.08%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 2,000      $ 2,747      $ 8,451      $41,090      $91,809
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.69%        1.70%        1.70%        1.68%        1.60%
   Expenses after custodian
      fee reduction(3)                1.66%        1.67%        1.66%        1.66%        1.58%
   Net investment income              3.84%        3.61%        3.85%        3.90%        3.71%
Portfolio Turnover of the
   Portfolio                            15%          19%          46%          60%          27%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  MASSACHUSETTS LIMITED FUND -- CLASS C
                                  --------------------------------------
                                           YEAR ENDED MARCH 31,
                                  --------------------------------------
                                       2000(1)              1999(1)
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                             $ 9.860              $ 9.880
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment income                  $ 0.364              $ 0.354
Net realized and unrealized
   loss                                 (0.612)              (0.006)
------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.248)             $ 0.348
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net investment income             $(0.352)             $(0.360)
In excess of net investment
   income                                   --               (0.008)
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.352)             $(0.368)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR         $ 9.260              $ 9.860
------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.51)%               3.56%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                            $ 4,561              $ 5,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.69%                1.70%
   Expenses after custodian
      fee reduction(3)                    1.66%                1.67%
   Net investment income                  3.87%                3.57%
Portfolio Turnover of the
   Portfolio                                15%                  19%
------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         NEW JERSEY LIMITED FUND -- CLASS A
                                  ------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                  ------------------------------------------------
                                   2000(1)      1999(1)       1998        1997(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.320      $10.350      $10.070      $ 9.960
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income              $ 0.464      $ 0.463      $ 0.464      $ 0.362
Net realized and unrealized
   gain (loss)                      (0.540)      (0.030)       0.279        0.102(3)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.076)     $ 0.433      $ 0.743      $ 0.464
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income         $(0.464)     $(0.463)     $(0.463)     $(0.354)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.780      $10.320      $10.350      $10.070
----------------------------------------------------------------------------------

TOTAL RETURN(4)                      (0.70)%       4.04%        7.69%        4.48%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                 $32,710      $36,591      $35,879      $22,230
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                        0.99%        0.95%        0.99%        0.88%(6)
   Expenses after custodian
      fee reduction(5)                0.96%        0.95%        0.98%        0.85%(6)
   Net investment income              4.68%        4.47%        4.56%        4.75%(6)
Portfolio Turnover of the
   Portfolio                            15%          13%          21%          37%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996 to March 31,1997.
 (3) The per share amounts are not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               NEW JERSEY LIMITED FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.320      $10.350      $10.070      $10.110      $10.020
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.388      $ 0.383      $ 0.391      $ 0.375      $ 0.383
Net realized and unrealized
   gain (loss)                      (0.542)      (0.028)       0.279       (0.026)       0.093
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.154)     $ 0.355      $ 0.670      $ 0.349      $ 0.476
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.386)     $(0.383)     $(0.390)     $(0.389)     $(0.383)
In excess of net investment
   income                               --       (0.002)          --           --       (0.003)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.386)     $(0.385)     $(0.390)     $(0.389)     $(0.386)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.780      $10.320      $10.350      $10.070      $10.110
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (1.48)%       3.46%        6.73%        3.53%        4.79%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 2,272      $ 3,056      $ 8,620      $34,691      $78,039
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.74%        1.72%        1.72%        1.69%        1.60%
   Expenses after custodian
      fee reduction(3)                1.71%        1.72%        1.71%        1.66%        1.58%
   Net investment income              3.91%        3.70%        3.85%        3.90%        3.77%
Portfolio Turnover of the
   Portfolio                            15%          13%          21%          37%          42%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          NEW YORK LIMITED FUND -- CLASS A
                                  ------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                  ------------------------------------------------
                                   2000(1)      1999(1)       1998        1997(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.560      $10.510      $10.040      $10.000
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income              $ 0.470      $ 0.468      $ 0.461      $ 0.357
Net realized and unrealized
   gain (loss)                      (0.529)       0.047        0.470        0.035(3)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.059)     $ 0.515      $ 0.931      $ 0.392
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income         $(0.471)     $(0.465)     $(0.461)     $(0.352)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.030      $10.560      $10.510      $10.040
----------------------------------------------------------------------------------

TOTAL RETURN(4)                      (0.50)%       4.78%        9.61%        3.74%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $45,773      $57,864      $59,442      $35,932
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                        0.96%        0.91%        0.93%        0.88%(6)
   Expenses after custodian
      fee reduction(5)                0.93%        0.91%        0.91%        0.86%(6)
   Net investment income              4.63%        4.42%        4.50%        4.67%(6)
Portfolio Turnover of the
   Portfolio                            18%          17%          53%          58%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                NEW YORK LIMITED FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.560      $10.510      $10.040      $10.150     $ 10.030
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.391      $ 0.386      $ 0.388      $ 0.387     $  0.374
Net realized and unrealized
   gain (loss)                      (0.530)       0.050        0.470       (0.109)       0.135
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.139)     $ 0.436      $ 0.858      $ 0.278     $  0.509
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.391)     $(0.386)     $(0.388)     $(0.387)    $ (0.374)
In excess of net investment
   income                               --           --           --       (0.001)      (0.015)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.391)     $(0.386)     $(0.388)     $(0.388)    $ (0.389)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.030      $10.560      $10.510      $10.040     $ 10.150
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (1.29)%       4.20%        8.65%        2.79%        5.12%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 3,960      $ 5,078      $12,220      $60,097     $133,846
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.71%        1.68%        1.70%        1.63%        1.57%
   Expenses after custodian
      fee reduction(3)                1.68%        1.68%        1.68%        1.61%        1.55%
   Net investment income              3.87%        3.67%        3.77%        3.84%        3.66%
Portfolio Turnover of the
   Portfolio                            18%          17%          53%          58%          32%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  NEW YORK LIMITED FUND -- CLASS C
                                  --------------------------------
                                        YEAR ENDED MARCH 31,
                                  --------------------------------
                                     2000(1)           1999(1)
------------------------------------------------------------------
Net asset value -- Beginning
   of year                           $10.000           $ 9.950
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment income                $ 0.364           $ 0.368
Net realized and unrealized
   gain (loss)                        (0.490)            0.053
------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $(0.126)          $ 0.421
------------------------------------------------------------------

Less distributions
------------------------------------------------------------------
From net investment income           $(0.364)          $(0.368)
In excess of net investment
   income                                 --            (0.003)
------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $(0.364)          $(0.371)
------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR       $ 9.510           $10.000
------------------------------------------------------------------

TOTAL RETURN(2)                        (1.22)%            4.28%
------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                          $ 1,721           $ 2,737
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                          1.71%             1.67%
   Expenses after custodian
      fee reduction(3)                  1.68%             1.67%
   Net investment income                3.89%             3.65%
Portfolio Turnover of the
   Portfolio                              18%               17%
------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            OHIO LIMITED FUND -- CLASS A
                                  ------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                  ------------------------------------------------
                                   2000(1)      1999(1)       1998        1997(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.110      $10.140      $ 9.820      $ 9.860
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income              $ 0.447      $ 0.458      $ 0.461      $ 0.205
Net realized and unrealized
   gain (loss)                      (0.672)      (0.019)       0.331       (0.037)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.225)     $ 0.439      $ 0.792      $ 0.168
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income         $(0.447)     $(0.453)     $(0.461)     $(0.205)
In excess of net investment
   income                           (0.008)      (0.016)      (0.011)      (0.003)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.455)     $(0.469)     $(0.472)     $(0.208)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.430      $10.110      $10.140      $ 9.820
----------------------------------------------------------------------------------

TOTAL RETURN(3)                      (2.22)%       4.19%        8.40%        1.51%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $16,761      $20,375      $18,114      $   952
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                        1.08%        1.03%        1.11%        1.08%(5)
   Expenses after custodian
      fee reduction(4)                1.05%        1.00%          --         1.05%(5)
   Net investment income              4.63%        4.51%        4.57%        4.75%(5)
Portfolio Turnover of the
   Portfolio                            13%          19%          29%          34%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, October 22, 1996 to March 31, 1997.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  OHIO LIMITED FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.110      $10.140      $ 9.820      $ 9.840      $ 9.730
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.376      $ 0.386      $ 0.389      $ 0.408      $ 0.398
Net realized and unrealized
   gain (loss)                      (0.672)      (0.023)       0.331       (0.033)       0.085
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.296)     $ 0.363      $ 0.720      $ 0.375      $ 0.483
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.384)     $(0.393)     $(0.400)     $(0.395)     $(0.373)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.430      $10.110      $10.140      $ 9.820      $ 9.840
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (2.94)%       3.62%        7.43%        3.89%        5.07%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 2,041      $ 2,205      $ 4,249      $24,587      $29,759
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.83%        1.75%        1.80%        1.84%        1.67%
   Expenses after custodian
      fee reduction(3)                1.80%        1.72%          --         1.81%        1.65%
   Net investment income              3.89%        3.79%        3.92%        4.06%        4.04%
Portfolio Turnover of the
   Portfolio                            13%          19%          29%          34%          47%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        PENNSYLVANIA LIMITED FUND -- CLASS A
                                  ------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                  ------------------------------------------------
                                   2000(1)      1999(1)       1998        1997(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.500      $10.550      $10.100      $10.030
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income              $ 0.473      $ 0.477      $ 0.481      $ 0.371
Net realized and unrealized
   gain (loss)                      (0.641)      (0.051)       0.445        0.063(3)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.168)     $ 0.426      $ 0.926      $ 0.434
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income         $(0.462)     $(0.476)     $(0.476)     $(0.364)
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.462)     $(0.476)     $(0.476)     $(0.364)
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.870      $10.500      $10.550      $10.100
----------------------------------------------------------------------------------

TOTAL RETURN(4)                      (1.57)%       3.90%        9.52%        4.15%
----------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $31,851      $41,048      $43,961      $27,907
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                        0.99%        0.94%        0.97%        0.90%(6)
   Expenses after custodian
      fee reduction(5)                0.97%        0.92%        0.95%        0.88%(6)
   Net investment income              4.69%        4.52%        4.67%        4.83%(6)
Portfolio Turnover of the
   Portfolio                            11%          16%          36%          51%
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              PENNSYLVANIA LIMITED FUND -- CLASS B
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
-----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.500      $10.550      $10.100      $10.190      $10.090
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment income              $ 0.383      $ 0.400      $ 0.407      $ 0.392      $ 0.388
Net realized and unrealized
   gain (loss)                      (0.630)      (0.053)       0.445       (0.081)       0.110
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $(0.247)     $ 0.347      $ 0.852      $ 0.311      $ 0.498
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
From net investment income         $(0.383)     $(0.397)     $(0.402)     $(0.401)     $(0.388)
In excess of net investment
   income                               --           --           --           --       (0.010)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.383)     $(0.397)     $(0.402)     $(0.401)     $(0.398)
-----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 9.870      $10.500      $10.550      $10.100      $10.190
-----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (2.34)%       3.33%        8.55%        3.12%        4.98%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $ 2,423      $ 3,787      $ 8,277      $33,971      $84,407
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.74%        1.69%        1.71%        1.69%        1.62%
   Expenses after custodian
      fee reduction(3)                1.72%        1.67%        1.69%        1.67%        1.60%
   Net investment income              3.93%        3.79%        3.95%        4.05%        3.79%
Portfolio Turnover of the
   Portfolio                            11%          16%          36%          51%          24%
-----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  PENNSYLVANIA LIMITED FUND -- CLASS C
                                  ------------------------------------
                                          YEAR ENDED MARCH 31,
                                  ------------------------------------
                                      2000(1)             1999(1)
----------------------------------------------------------------------
Net asset value -- Beginning
   of year                            $ 9.930             $ 9.980
----------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------
Net investment income                 $ 0.376             $ 0.374
Net realized and unrealized
   loss                                (0.605)             (0.042)
----------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.229)            $ 0.332
----------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------
From net investment income            $(0.361)            $(0.382)
----------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.361)            $(0.382)
----------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR        $ 9.340             $ 9.930
----------------------------------------------------------------------

TOTAL RETURN(2)                         (2.29)%              3.36%
----------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                           $ 4,221             $ 5,803
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.74%               1.71%
   Expenses after custodian
      fee reduction(3)                   1.72%               1.69%
   Net investment income                 3.95%               3.74%
Portfolio Turnover of the
   Portfolio                               11%                 16%
----------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited
   Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund). The Funds may offer three classes of shares:
   Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted before) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.99% at March 31, 2000 for each Fund except Ohio Limited Fund which was 99.3%). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of each Fund's pro-rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2000, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    California Limited Fund                   $   49,293  March 31, 2005
                                               2,010,530  March 31, 2004
                                                  30,280  March 31, 2003

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    Florida Limited Fund                         355,606  March 31, 2006
                                                 133,020  March 31, 2005
                                               2,955,585  March 31, 2004
                                                  12,314  March 31, 2003
    Massachusetts Limited Fund                   197,971  March 31, 2006
                                                  30,086  March 31, 2005
                                               1,475,326  March 31, 2004
    New Jersey Limited Fund                      213,255  March 31, 2006
                                               1,767,217  March 31, 2004
                                                 165,731  March 31, 2003
    New York Limited Fund                         20,866  March 31, 2005
                                               1,325,786  March 31, 2004
    Ohio Limited Fund                            762,343  March 31, 2004
                                                 551,022  March 31, 2003
    Pennsylvania Limited Fund                     25,743  March 31, 2005
                                               1,038,747  March 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2001 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                              CALIFORNIA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                   2000         1999
    ------------------------------------------------------------------
    Sales                                          60,292       35,063
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   45,722       47,022
    Redemptions                                  (556,250)    (645,502)
    Exchange from Class B shares                   29,572      293,151
    Issued to EV Traditional California
     Limited Fund shareholders                         --      303,260
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (420,664)      32,994
    ------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                   2000         1999
    ------------------------------------------------------------------
    Sales                                          82,334       72,974
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    3,376        5,973
    Redemptions                                   (72,747)     (68,913)
    Exchange to Class A shares                    (29,572)    (293,151)
    ------------------------------------------------------------------
    NET DECREASE                                  (16,609)    (283,117)
    ------------------------------------------------------------------
                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                   2000         1999
    ------------------------------------------------------------------
    Sales                                         216,644       67,765
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   78,864       79,022
    Redemptions                                (1,437,016)  (1,081,189)
    Exchange from Class B shares                  158,898      430,954
    Issued to EV Traditional Florida Limited
     Fund shareholders                                 --      439,652
    ------------------------------------------------------------------
    NET DECREASE                                 (982,610)     (63,796)
    ------------------------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                   2000         1999
    ------------------------------------------------------------------
    Sales                                         150,707       79,523
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    5,090        7,697
    Redemptions                                  (105,321)     (71,236)
    Exchange to Class A shares                   (158,898)    (430,954)
    ------------------------------------------------------------------
    NET DECREASE                                 (108,422)    (414,970)
    ------------------------------------------------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS C                                   2000         1999
    ------------------------------------------------------------------
    Sales                                         132,529      146,199
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    5,105       10,261
    Redemptions                                  (222,102)    (422,687)
    Issued to EV Classic Florida Limited
     Fund shareholders                                 --      673,148
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (84,468)     406,921
    ------------------------------------------------------------------
                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                   2000          1999
    --------------------------------------------------------------------
    Sales                                         425,669       239,891
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   99,475        91,990
    Redemptions                                  (988,308)     (821,910)
    Exchange from Class B shares                  117,088       479,506
    --------------------------------------------------------------------
    NET DECREASE                                 (346,076)      (10,523)
    --------------------------------------------------------------------

                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                   2000          1999
    --------------------------------------------------------------------
    Sales                                         116,083       143,453
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    6,167        11,932
    Redemptions                                   (64,797)     (228,227)
    Exchange to Class A shares                   (117,088)     (479,506)
    --------------------------------------------------------------------
    NET DECREASE                                  (59,635)     (552,348)
    --------------------------------------------------------------------

                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                   2000          1999
    --------------------------------------------------------------------
    Sales                                         135,469       160,484
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   11,102        13,021
    Redemptions                                  (183,070)      (95,723)
    Issued to EV Classic Massachusetts
     Limited Fund shareholders                         --       451,136
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (36,499)      528,918
    --------------------------------------------------------------------

                                               NEW JERSEY LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                   2000          1999
    --------------------------------------------------------------------
    Sales                                         279,742        36,737
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  104,994        94,464
    Redemptions                                  (651,993)     (642,677)
    Exchange from Class B shares                   64,114       511,723
    Issued to EV Traditional New Jersey
     Limited Fund shareholders                         --        81,047
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (203,143)       81,294
    --------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                   2000          1999
    --------------------------------------------------------------------
    Sales                                          52,971        56,963
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    6,328        13,888
    Redemptions                                   (59,162)      (96,239)
    Exchange to Class A shares                    (64,114)     (511,723)
    --------------------------------------------------------------------
    NET DECREASE                                  (63,977)     (537,111)
    --------------------------------------------------------------------
                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                   2000          1999
    --------------------------------------------------------------------
    Sales                                         297,605       118,314
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  133,574       129,324
    Redemptions                                (1,484,338)   (1,151,988)
    Exchange from Class B shares                  138,664       674,211
    Issued to EV Traditional New York
     Limited Fund shareholders                         --        51,712
    --------------------------------------------------------------------
    NET DECREASE                                 (914,495)     (178,427)
    --------------------------------------------------------------------

                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                   2000          1999
    --------------------------------------------------------------------
    Sales                                         139,728       101,333
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   10,551        17,857
    Redemptions                                   (97,674)     (127,420)
    Exchange to Class A shares                   (138,664)     (674,211)
    --------------------------------------------------------------------
    NET DECREASE                                  (86,059)     (682,441)
    --------------------------------------------------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                   2000          1999
    --------------------------------------------------------------------
    Sales                                          74,170       140,868
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    5,525         6,449
    Redemptions                                  (172,332)     (103,241)
    Issued to EV Classic New York Limited
     Fund shareholders                                 --       229,639
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (92,637)      273,715
    --------------------------------------------------------------------

                                                  OHIO LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                   2000          1999
    --------------------------------------------------------------------
    Sales                                          57,784        39,510
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   58,480        53,583
    Redemptions                                  (374,438)     (266,104)
    Exchange from Class B shares                   19,940       238,326
    Issued to EV Traditional Ohio Limited
     Fund shareholders                                 --       164,848
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (238,234)      230,163
    --------------------------------------------------------------------

                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                   2000          1999
    --------------------------------------------------------------------
    Sales                                          55,627        59,687
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    4,531         7,956
    Redemptions                                   (41,895)      (29,956)
    Exchange to Class A shares                    (19,940)     (238,326)
    --------------------------------------------------------------------
    NET DECREASE                                   (1,677)     (200,639)
    --------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                   2000          1999
    --------------------------------------------------------------------
    Sales                                          64,238        56,567
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   73,758        77,080
    Redemptions                                  (928,834)     (797,334)
    Exchange from Class B shares                  110,422       403,468
    --------------------------------------------------------------------
    NET DECREASE                                 (680,416)     (260,219)
    --------------------------------------------------------------------

                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                   2000          1999
    --------------------------------------------------------------------
    Sales                                          63,418        44,074
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                    6,775        12,704
    Redemptions                                   (74,790)      (77,641)
    Exchange to Class A shares                   (110,422)     (403,468)
    --------------------------------------------------------------------
    NET DECREASE                                 (115,019)     (424,331)
    --------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                   2000          1999
    --------------------------------------------------------------------
    Sales                                          47,833       123,863
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   12,946        15,159
    Redemptions                                  (192,989)      (69,088)
    Issued to EV Classic Pennsylvania
     Limited Fund shareholders                         --       514,215
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (132,210)      584,149
    --------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $851, $203, $2,376, $477, $785, $294 and $785 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the year ended March 31, 2000.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3 1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the year ended March 31, 2000, the Class B and Class C shares of the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $16,551, $39,690, $18,204, $19,152, $31,279,
   $15,315 and $21,393, respectively for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $26,619, $35,426, $15,541 and $35,851, respectively for Class C shares, to or payable to EVD representing 0.75% of each Fund's Class B and Class C average daily net assets. At March 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $285,000, $586,000, $337,000, $303,000, $424,000, $503,000 and $180,000, respectively for
   Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $4,495,000, $1,022,000, $1,185,000 and $2,111,000, respectively for Class C shares.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and investment dealers equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund to make payments of service fees in amounts not exceeding

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   0.25% of each Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the year ended March 31, 2000, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $35,030, $64,636, $61,243, $52,107, $77,141, $28,314 and $55,148, respectively for
   Class A shares, and $3,326, $7,961, $3,663, $3,908, $6,296, $2,928 and
   $4,342, respectively for Class B shares. For the year ended March 31, 2000, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $5,324, $7,085, $3,108 and $7,170, respectively for Class C shares.

   Certain officers and Trustees of the Fund are officers or directors of EVD.
 6 Contingent Deferred Sales Charge -- A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 2000, EVD received approximately $8,000, $4,000, $5,000, $8,000, $7,000, $4,000 and $5,000,
   respectively for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund and $0, $1,000, $4,000 and $1,000, respectively for Class C shares, of CDSC paid by shareholders of Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund.

 7 Investment Transactions -- Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended March 31, 2000 were as follows:

    CALIFORNIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 1,647,497
    Decreases                                   7,215,977

    FLORIDA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 6,349,671
    Decreases                                  20,489,768

    MASSACHUSETTS LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 7,777,378
    Decreases                                  14,335,749

    NEW JERSEY LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 3,960,119
    Decreases                                   8,444,486

    NEW YORK LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 6,571,148
    Decreases                                  20,438,440

    OHIO LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 1,287,987
    Decreases                                   4,652,763

    PENNSYLVANIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 2,854,798
    Decreases                                  14,256,336

8 Transfer of Net Assets
-------------------------------------------
   Effective on April 1, 1998, Class I and Class II shares of EV Marathon California Limited Fund, EV Marathon Florida Limited Fund, EV Marathon Massachusetts Limited Fund, EV Marathon New Jersey Limited Fund, EV Marathon New York Limited Fund, EV Marathon Ohio Limited Fund,

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   and EV Marathon Pennsylvania Limited Fund were designated Class B and
   Class A shares, respectively. In addition, the Funds acquired the net assets of EV Traditional California Limited Fund, EV Traditional Florida Limited Fund, EV Traditional New Jersey Limited Fund, EV Traditional New York Limited Fund, and EV Traditional Ohio Limited Fund as well as the net assets of EV Classic Florida Limited Fund, EV Classic Massachusetts Limited Fund, EV Classic New York Limited Fund, and EV Classic Pennsylvania Limited Fund, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares and Class C shares as follows:

                                              CLASS A SHARES  AGGREGATE VALUE   NET ASSET VALUE
    FUND                                          ISSUED      OF SHARES ISSUED     PER SHARE
    -------------------------------------------------------------------------------------------
    California Limited Fund                        303,260       $3,133,613         $10.33
    Florida Limited Fund                           439,652        4,524,349          10.29
    New Jersey Limited Fund                         81,047          839,250          10.35
    New York Limited Fund                           51,712          543,752          10.51
    Ohio Limited Fund                              164,848        1,671,340          10.14

                                              CLASS C SHARES  AGGREGATE VALUE   NET ASSET VALUE
    FUND                                          ISSUED      OF SHARES ISSUED     PER SHARE
    -------------------------------------------------------------------------------------------
    Florida Limited Fund                           673,148       $6,552,371         $ 9.73
    Massachusetts Limited Fund                     451,136        4,459,306           9.88
    New York Limited Fund                          229,639        2,285,786           9.95
    Pennsylvania Limited Fund                      514,215        5,132,765           9.98

   The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

                                              CLASS A AND CLASS C    CLASS A AND CLASS C
    FUND                                      ACQUIRED NET ASSETS  UNREALIZED APPRECIATION
    --------------------------------------------------------------------------------------
    California Limited Fund                       $ 3,133,613             $109,134
    Florida Limited Fund                           11,076,720              243,990
    Massachusetts Limited Fund                      4,459,306              166,397
    New Jersey Limited Fund                           839,250               57,157
    New York Limited Fund                           2,829,538              114,001
    Ohio Limited Fund                               1,671,340              116,658
    Pennsylvania Limited Fund                       5,132,765              173,931

   Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares, Class B shares, and Class C shares were as follows:

                                                           CLASS A NET  CLASS B NET  CLASS C NET
                                               COMBINED    ASSET VALUE  ASSET VALUE  ASSET VALUE
    FUND                                      NET ASSETS    PER SHARE    PER SHARE    PER SHARE
    --------------------------------------------------------------------------------------------
    California Limited Fund                   $34,229,930    $10.33       $10.33        $  --
    Florida Limited Fund                       71,804,641     10.29        10.29         9.73
    Massachusetts Limited Fund                 56,485,735     10.33        10.33         9.88
    New Jersey Limited Fund                    45,338,694     10.35        10.35           --
    New York Limited Fund                      74,492,033     10.51        10.51         9.95
    Ohio Limited Fund                          24,034,090     10.14        10.14           --
    Pennsylvania Limited Fund                  57,370,033     10.55        10.55         9.98

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
EATON VANCE INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund, and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (the "Funds"), (series of Eaton Vance Investment Trust) as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2000 and 1999 and the financial highlights for each of the years in the five year period ended
March 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Investment Trust at March 31, 2000, and the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 28, 2000

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 4.7%
------------------------------------------------------------------------
     $1,000        California Pollution Control Financing
                   Authority, (San Diego Gas & Electric),
                   5.90%, 6/1/14                             $ 1,057,630
------------------------------------------------------------------------
                                                             $ 1,057,630
------------------------------------------------------------------------
Escrowed / Prerefunded -- 18.5%
------------------------------------------------------------------------
     $1,500        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   4.90%, 11/1/03(1)                         $ 1,525,500
      1,000        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.125%, 11/1/05                             1,027,780
        500        California Statewide Communities
                   Development Corp., (Pacific Homes),
                   Prerefunded to 4/1/03, 5.90%, 4/1/09          528,555
      1,000        Sacramento Cogeneration Authority,
                   (Procter & Gamble), Prerefunded to
                   7/1/05, 6.50%, 7/1/21                       1,101,170
------------------------------------------------------------------------
                                                             $ 4,183,005
------------------------------------------------------------------------
General Obligations -- 1.2%
------------------------------------------------------------------------
     $  300        Capistrano Unified School District,
                   5.65%, 9/1/15                             $   277,554
------------------------------------------------------------------------
                                                             $   277,554
------------------------------------------------------------------------
Hospital -- 5.7%
------------------------------------------------------------------------
     $  355        Eastern Plumas Health Care, (District),
                   7.50%, 8/1/07                             $   356,232
        300        San Benito Health Care District,
                   5.375%, 10/1/12                               264,039
        350        San Gorgonio Memorial Health Care
                   District, 5.80%, 5/1/14                       308,038
        400        Stockton Health Facilities, (Dameron
                   Hospital), 5.70%, 12/1/14                     361,756
------------------------------------------------------------------------
                                                             $ 1,290,065
------------------------------------------------------------------------
Housing -- 2.1%
------------------------------------------------------------------------
     $  475        Corona SFMR, 6.05%, 5/1/27                $   474,340
------------------------------------------------------------------------
                                                             $   474,340
------------------------------------------------------------------------
Industrial Development Revenue -- 2.8%
------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $   640,523
------------------------------------------------------------------------
                                                             $   640,523
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Certificates of Participation -- 1.9%
------------------------------------------------------------------------
     $  400        California Statewide Communities
                   Development Authority, (FSA),
                   6.00%, 8/15/13                            $   428,860
------------------------------------------------------------------------
                                                             $   428,860
------------------------------------------------------------------------
Insured-Education -- 0.9%
------------------------------------------------------------------------
     $  475        California Educational Facilities
                   Authority, (San Diego University),
                   (AMBAC), 0.00%, 10/1/15                   $   202,250
------------------------------------------------------------------------
                                                             $   202,250
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.7%
------------------------------------------------------------------------
     $1,000        Sacramento Municipal Utility District,
                   (AMBAC), 5.60%, 8/15/16                   $ 1,015,610
      1,000        Southern California Public Power
                   Authority, (AMBAC), 5.00%, 7/1/17             940,950
------------------------------------------------------------------------
                                                             $ 1,956,560
------------------------------------------------------------------------
Insured-General Obligations -- 8.5%
------------------------------------------------------------------------
     $1,080        Fillmore Unified School District,
                   (FGIC), 0.00%, 7/1/15                     $   466,225
      1,000        Mt. Diablo School District, (AMBAC),
                   5.70%, 8/1/14                               1,029,900
        705        Ukiah Unified School District, (FGIC),
                   0.00%, 8/1/10                                 417,078
------------------------------------------------------------------------
                                                             $ 1,913,203
------------------------------------------------------------------------
Insured-Hospital -- 6.8%
------------------------------------------------------------------------
     $1,900        Riverside County, (Riverside County
                   Hospital), (MBIA), 0.00%, 6/1/21          $   540,854
      1,000        Tri City Hospital District, (MBIA),
                   5.625%, 2/15/17                             1,003,710
------------------------------------------------------------------------
                                                             $ 1,544,564
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 5.6%
------------------------------------------------------------------------
     $2,000        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/19                             $   650,980
        605        California State Public Works Board,
                   (Department of Corrections), (AMBAC),
                   5.25%, 12/1/13                                614,105
------------------------------------------------------------------------
                                                             $ 1,265,085
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 8.8%
------------------------------------------------------------------------
     $2,000        San Mateo County Transportation
                   District, (MBIA), 5.25%, 6/1/17           $ 1,976,460
------------------------------------------------------------------------
                                                             $ 1,976,460
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 2.4%
------------------------------------------------------------------------
     $1,000        San Joaquin Hills, Transportation
                   Corridor Agency Bridge & Toll Road,
                   (MBIA), 0.00%, 1/15/12                    $   539,430
------------------------------------------------------------------------
                                                             $   539,430
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.3%
------------------------------------------------------------------------
     $  520        California Statewide Communities
                   Development Authority, (San Gabriel
                   Valley), 5.50%, 9/1/14                    $   529,734
------------------------------------------------------------------------
                                                             $   529,734
------------------------------------------------------------------------
Nursing Home -- 2.9%
------------------------------------------------------------------------
     $  750        ABAG Finance Authority, (American
                   Baptist Homes), 5.75%, 10/1/17            $   651,480
------------------------------------------------------------------------
                                                             $   651,480
------------------------------------------------------------------------
Special Tax Revenue -- 11.9%
------------------------------------------------------------------------
     $  300        Alameda Public Financing Authority,
                   5.45%, 9/2/14                             $   280,884
        300        Brentwood Infrastructure Financing
                   Authority, 5.50%, 9/2/12                      283,095
        300        Corona Public Financing Authority,
                   5.70%, 9/1/13                                 286,005
        200        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.50%, 10/1/17                        183,876
        360        Irvine, Improvement Bond Act 1915,
                   (Assessment District North 97-16, Group
                   Two), 5.40%, 9/2/10                           347,828
        390        Pomona Redevelopment Agency, (West Holt
                   Avenue Redevelopment), 5.50%, 5/1/13          375,036
        295        Rancho Cucamonga Public Finance
                   Authority, 5.75%, 9/2/12                      287,457
        300        Roseville Special Tax, 6.00%, 9/1/11          301,335
        365        Torrance Redevelopment Agency,
                   5.50%, 9/1/12                                 350,550
------------------------------------------------------------------------
                                                             $ 2,696,066
------------------------------------------------------------------------
Transportation -- 1.1%
------------------------------------------------------------------------
     $  290        Port Redwood City, (AMT), 5.40%, 6/1/19   $   256,891
------------------------------------------------------------------------
                                                             $   256,891
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 1.1%
------------------------------------------------------------------------
     $  250        Santa Margarita Water District,
                   6.10%, 9/1/14                             $   246,105
------------------------------------------------------------------------
                                                             $   246,105
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $22,465,914)                             $22,129,805
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $   473,957
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $22,603,762
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 55.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 4.0% to a high of 29.9% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.2%
------------------------------------------------------------------------
     $  500        Palm Beach County, (Okeelanta Power),
                   (AMT), 6.85%, 2/15/21(1)                  $   271,250
        500        Palm Beach County, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                       266,250
------------------------------------------------------------------------
                                                             $   537,500
------------------------------------------------------------------------
Electric Utilities -- 6.8%
------------------------------------------------------------------------
     $1,000        Jacksonville Electric Authority, (St.
                   Johns River Power Park), 5.375%, 10/1/16  $   982,840
      2,000        Tallahassee Electric Authority,
                   5.90%, 10/1/05                              2,085,480
------------------------------------------------------------------------
                                                             $ 3,068,320
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.2%
------------------------------------------------------------------------
     $1,000        Virgin Islands Public Finance Authority,
                   (Matching Loan Fund Notes), Escrowed to
                   Maturity, 6.80%, 10/1/00                  $ 1,014,500
------------------------------------------------------------------------
                                                             $ 1,014,500
------------------------------------------------------------------------
General Obligations -- 8.0%
------------------------------------------------------------------------
     $3,000        Florida State Board of Education,
                   5.55%, 6/1/11                             $ 3,071,820
        500        Puerto Rico Public Building Authority,
                   6.50%, 7/1/03                                 524,235
------------------------------------------------------------------------
                                                             $ 3,596,055
------------------------------------------------------------------------
Health Care -- 1.1%
------------------------------------------------------------------------
     $  500        Orange County, Health Facility Authority
                   Revenue, (Westminister Community Care),
                   6.50%, 4/1/12                             $   476,815
------------------------------------------------------------------------
                                                             $   476,815
------------------------------------------------------------------------
Hospital -- 7.4%
------------------------------------------------------------------------
     $1,250        Escambia County Health Facilities
                   Authority, (Baptist Hospital, Inc. and
                   Baptist Manor, Inc.), 6.00%, 10/1/14      $ 1,126,550
      1,000        Highlands County HFA, (Adventist Health
                   System), 5.25%, 11/15/20                      794,410
      1,000        Jacksonville Health Facilities
                   Authority, (Daughters of Charity),
                   5.25%, 8/15/19                                938,090
        500        West Orange Healthcare District,
                   5.50%, 2/1/10                                 482,125
------------------------------------------------------------------------
                                                             $ 3,341,175
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing -- 0.9%
------------------------------------------------------------------------
     $  425        Clearwater Housing Authority, (Hamptons
                   at Clearwater), 5.40%, 5/1/13             $   403,933
------------------------------------------------------------------------
                                                             $   403,933
------------------------------------------------------------------------
Industrial Development Revenue -- 5.7%
------------------------------------------------------------------------
     $2,000        Polk County IDR, (IMC Fertilizer),
                   (AMT), 7.525%, 1/1/15                     $ 2,055,120
        500        Polk County, IDA Industrial Development
                   Revenue, (Cargill Fertilizer, Inc.),
                   (AMT), 5.50%, 11/1/09                         498,685
------------------------------------------------------------------------
                                                             $ 2,553,805
------------------------------------------------------------------------
Insured-Cogeneration -- 6.4%
------------------------------------------------------------------------
     $2,000        Dade County, Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.30%, 10/1/07                            $ 2,024,300
      1,000        Tampa Solid Waste System, (McKay Bay
                   Refuse to Energy), (AMBAC),
                   4.75%, 10/1/17                                875,050
------------------------------------------------------------------------
                                                             $ 2,899,350
------------------------------------------------------------------------
Insured-General Obligations -- 7.8%
------------------------------------------------------------------------
     $2,000        Dade County Local School District,
                   (MBIA), 5.00%, 2/15/15                    $ 1,904,060
        520        Dade County, (MBIA), 0.00%, 10/1/06           373,292
        330        Dade County, (MBIA), 0.00%, 10/1/08           210,065
      1,000        Miami-Dade County School District,
                   (FSA), 5.375%, 8/1/15                       1,009,300
------------------------------------------------------------------------
                                                             $ 3,496,717
------------------------------------------------------------------------
Insured-Hospital -- 3.3%
------------------------------------------------------------------------
     $1,000        Orange County Health Facilities
                   Authority, (Adventist Health
                   System/Sunbelt, Inc.), (FSA),
                   5.50%, 11/15/02                           $ 1,019,090
        500        Sarasota County Public Hospital, (MBIA),
                   5.25%, 7/1/18                                 483,160
------------------------------------------------------------------------
                                                             $ 1,502,250
------------------------------------------------------------------------
Insured-Housing -- 4.9%
------------------------------------------------------------------------
     $1,125        Florida Housing Finance Authority,
                   (Leigh Meadows Apartments), (AMBAC),
                   5.85%, 9/1/10                             $ 1,145,880
      1,040        Florida Housing Finance Authority,
                   (Stottert Arms Apartments), (AMBAC),
                   5.90%, 9/1/10                               1,055,777
------------------------------------------------------------------------
                                                             $ 2,201,657
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.1%
------------------------------------------------------------------------
     $2,000        Miami-Dade County Professional Sports
                   Franchise Facilities, (MBIA),
                   0.00%, 10/1/13                            $   957,020
------------------------------------------------------------------------
                                                             $   957,020
------------------------------------------------------------------------
Insured-Transportation -- 9.5%
------------------------------------------------------------------------
     $1,000        Broward County Airport System, (MBIA),
                   5.375%, 10/1/13                           $   988,670
      1,350        Broward County Port Facilities, (MBIA),
                   5.375%, 9/1/12                              1,348,718
      2,000        Dade County, Seaport Revenue, (MBIA),
                   5.125%, 10/1/16                             1,922,480
------------------------------------------------------------------------
                                                             $ 4,259,868
------------------------------------------------------------------------
Insured-Water and Sewer -- 13.6%
------------------------------------------------------------------------
     $2,000        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/11                    $ 2,014,140
      1,000        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/21                        947,600
      2,000        Manatee County, Public Utilities,
                   (MBIA), 6.75%, 10/1/04                      2,157,420
      1,000        Pasco County, Water and Sewer Revenue,
                   (FGIC), 5.40%, 10/1/03                      1,022,840
------------------------------------------------------------------------
                                                             $ 6,142,000
------------------------------------------------------------------------
Nursing Home -- 5.6%
------------------------------------------------------------------------
     $  500        Citrus County IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $   483,685
        480        Jacksonville Health Facilities
                   Authority, (National Benevolent
                   Association-Cypress Village),
                   6.50%, 12/1/00                                484,694
        500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                               391,625
        250        Lee County IDA, (Shell Point Village),
                   5.75%, 11/15/15                               216,895
      1,000        Volusia County, (Beverly Enterprises),
                   5.875%, 7/1/07                                952,060
------------------------------------------------------------------------
                                                             $ 2,528,959
------------------------------------------------------------------------
Senior Living / Life Care -- 2.3%
------------------------------------------------------------------------
     $  600        North Miami HFA, (Imperial Club),
                   6.75%, 1/1/33                             $   519,468
        600        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                                508,584
------------------------------------------------------------------------
                                                             $ 1,028,052
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 9.4%
------------------------------------------------------------------------
     $  500        Heritage Palms Community Development
                   District, Capital Improvements,
                   6.25%, 11/1/04                            $   497,905
        500        Heritage Springs Community Development
                   District, Capital Improvements Revenue,
                   6.25%, 5/1/05                                 495,370
        200        Lexington Oaks Community Development
                   District, 6.70%, 5/1/07                       200,710
        540        Longleaf Community Development District,
                   6.20%, 5/1/09                                 510,170
        650        North Springs, Improvement District,
                   Special Assessment Revenue, (Heron Bay),
                   7.00%, 5/1/19                                 656,123
      2,000        Orlando Capital Improvements,
                   5.00%, 10/1/18                              1,855,240
------------------------------------------------------------------------
                                                             $ 4,215,518
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $44,950,405)                             $44,223,494
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $   799,215
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $45,022,709
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 48.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 4.6% to a high of 23.4% of total investments.

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.1%
------------------------------------------------------------------------
     $1,000        Massachusetts IFA, (Ogden Haverhill),
                   (AMT), 5.50%, 12/1/13                     $   912,350
------------------------------------------------------------------------
                                                             $   912,350
------------------------------------------------------------------------
Education -- 7.9%
------------------------------------------------------------------------
     $  400        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.55%, 7/1/19                             $   368,692
        500        Massachusetts IFA, (Belmont Hill
                   School), 5.15%, 9/1/13                        471,070
        500        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                 452,395
      1,030        Massachusetts IFA, (Park School),
                   5.50%, 9/1/16                               1,028,290
        750        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.70%, 6/1/18                  704,572
        500        Massachusetts IFA, (Wentworth Institute
                   of Technology), 5.55%, 10/1/13                474,775
------------------------------------------------------------------------
                                                             $ 3,499,794
------------------------------------------------------------------------
Electric Utilities -- 2.3%
------------------------------------------------------------------------
     $1,000        Massachusetts Municipal Wholesale
                   Electric Co., 5.70%, 7/1/01               $ 1,012,100
------------------------------------------------------------------------
                                                             $ 1,012,100
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.6%
------------------------------------------------------------------------
     $  785        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/01/05,
                   5.75%, 3/1/18                             $   826,707
        860        Massachusetts HEFA, (Fairview Extended
                   Care), Prerefunded to 1/1/01,
                   10.125%, 1/1/11                               912,985
        626        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         644,663
        500        Massachusetts HEFA, (Sisters of
                   Providence Hospital), Escrowed to
                   Maturity, 6.00%, 11/15/00                     505,560
      2,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         1,849,660
        400        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, (FGIC),
                   5.125%, 1/1/23                                369,412
------------------------------------------------------------------------
                                                             $ 5,108,987
------------------------------------------------------------------------
General Obligations -- 14.9%
------------------------------------------------------------------------
     $  500        Burlington, 5.00%, 2/1/15                 $   478,990
        500        Burlington, 5.00%, 2/1/16                     474,520
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $1,000        Massachusetts, 5.00%, 11/1/14             $   956,530
      1,000        Massachusetts, 5.40%, 11/1/06               1,027,520
      1,260        Massachusetts Bay Transportation
                   Authority, 5.50%, 3/1/08                    1,307,225
        215        Massachusetts Bay Transportation
                   Authority, 5.75%, 3/1/18                      216,634
      2,500        Massachusetts State Federal Highway
                   Grant Anticipation Notes,
                   0.00%, 6/15/15                              1,068,375
      1,000        Woods Hole, Martha's Vineyard and
                   Nantucket Steamship Authority,
                   6.60%, 3/1/03                               1,046,040
------------------------------------------------------------------------
                                                             $ 6,575,834
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.3%
------------------------------------------------------------------------
     $  200        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                            $   180,148
        450        Massachusetts Development Finance
                   Agency, (New England Center for
                   Children), 5.30%, 11/1/08                     412,375
------------------------------------------------------------------------
                                                             $   592,523
------------------------------------------------------------------------
Hospital -- 19.1%
------------------------------------------------------------------------
     $  750        Massachusetts HEFA, (Caritas Christi
                   Obligated Group), 5.70%, 7/1/15           $   616,350
        500        Massachusetts HEFA, (Dana Farber Cancer
                   Institute), 6.50%, 12/1/05                    528,120
      3,000        Massachusetts HEFA, (Daughters of
                   Charity), 5.75%, 7/1/02                     3,064,650
        770        Massachusetts HEFA, (Jordan Hospital),
                   5.00%, 10/1/11                                672,526
        750        Massachusetts HEFA,
                   (Milford-Whitinsville Regional
                   Hospital), 5.75%, 7/15/13                     658,162
        860        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                      776,718
      1,845        Massachusetts HEFA, (North Adams
                   Regional Hospital), 6.25%, 7/1/04           1,888,210
        250        Massachusetts HEFA, (Partners Healthcare
                   System), 5.00%, 7/1/09                        237,445
------------------------------------------------------------------------
                                                             $ 8,442,181
------------------------------------------------------------------------
Industrial Development Revenue -- 0.7%
------------------------------------------------------------------------
     $  350        Massachusetts Development Finance
                   Agency, (YMCA of Greater Boston),
                   5.25%, 11/1/13                            $   328,457
------------------------------------------------------------------------
                                                             $   328,457
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.0%
------------------------------------------------------------------------
     $1,400        Massachusetts IFA, (Nantucket Electric),
                   (AMBAC), (AMT), 5.30%, 7/1/04             $ 1,410,192
      2,000        Massachusetts Municipal Wholesale
                   Electric Co., (AMBAC),
                   6.625%, 7/1/03(1)                           2,108,740
------------------------------------------------------------------------
                                                             $ 3,518,932
------------------------------------------------------------------------
Insured-General Obligations -- 8.4%
------------------------------------------------------------------------
     $  750        Haverhill, (FGIC), 5.00%, 6/15/17         $   694,013
      2,000        Massachusetts Bay Transportation
                   Authority, (AMBAC), 5.25%, 3/1/11           2,049,900
      1,000        Massachusetts, (AMBAC), 5.00%, 7/1/12         978,860
------------------------------------------------------------------------
                                                             $ 3,722,773
------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 2.2%
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $   987,900
------------------------------------------------------------------------
                                                             $   987,900
------------------------------------------------------------------------
Insured-Hospital -- 2.1%
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Lowell General
                   Hospital), (FSA), 5.25%, 6/1/16           $   945,220
------------------------------------------------------------------------
                                                             $   945,220
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.8%
------------------------------------------------------------------------
     $1,650        Puerto Rico, ITEM & ECFA, (Guaynabo
                   Municipal Government), 5.375%, 7/1/06     $ 1,671,945
------------------------------------------------------------------------
                                                             $ 1,671,945
------------------------------------------------------------------------
Nursing Home -- 4.1%
------------------------------------------------------------------------
     $  490        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   440,461
        515        Massachusetts HEFA, (Christopher House),
                   6.25%, 1/1/07                                 501,373
        860        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                864,945
------------------------------------------------------------------------
                                                             $ 1,806,779
------------------------------------------------------------------------
Pooled Loans -- 1.8%
------------------------------------------------------------------------
     $1,595        Massachusetts Water Pollution Abatement
                   Trust, 0.00%, 8/1/12                      $   818,809
------------------------------------------------------------------------
                                                             $   818,809
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care -- 2.1%
------------------------------------------------------------------------
     $  600        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.60%, 7/1/19                             $   501,576
        500        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 420,965
------------------------------------------------------------------------
                                                             $   922,541
------------------------------------------------------------------------
Special Tax Revenue -- 1.1%
------------------------------------------------------------------------
     $  500        Massachusetts Special Obligations,
                   5.00%, 6/1/14                             $   480,575
------------------------------------------------------------------------
                                                             $   480,575
------------------------------------------------------------------------
Transportation -- 0.9%
------------------------------------------------------------------------
     $  400        Rail Connections, Inc., (Rte. 128
                   Parking Garage), 5.30%, 7/1/09            $   385,772
------------------------------------------------------------------------
                                                             $   385,772
------------------------------------------------------------------------
Water and Sewer -- 4.0%
------------------------------------------------------------------------
     $1,680        Massachusetts Water Pollution Abatement
                   Trust, (MWRA Loan Program),
                   5.25%, 8/1/14                             $ 1,662,377
         95        Massachusetts Water Pollution Abatement
                   Trust, (MWRA Loan Program),
                   5.25%, 8/1/14                                  94,473
------------------------------------------------------------------------
                                                             $ 1,756,850
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $44,268,353)                             $43,490,322
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $   699,110
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $44,189,432
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 21.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 2.4% to a high of 15.1% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.8%
------------------------------------------------------------------------
     $  595        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   611,148
------------------------------------------------------------------------
                                                             $   611,148
------------------------------------------------------------------------
Cogeneration -- 9.2%
------------------------------------------------------------------------
     $1,915        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/05                            $ 1,925,207
        735        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         760,063
        550        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01         558,574
------------------------------------------------------------------------
                                                             $ 3,243,844
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.9%
------------------------------------------------------------------------
     $  310        New Jersey EDA, (Cadbury Corp.),
                   Prerefunded to 7/1/01, 8.00%, 7/1/15      $   331,117
      2,030        New Jersey EDA, (Princeton Custodial
                   Receipts), Escrowed to Maturity,
                   0.00%, 12/15/12                             1,029,616
------------------------------------------------------------------------
                                                             $ 1,360,733
------------------------------------------------------------------------
General Obligations -- 6.5%
------------------------------------------------------------------------
     $  500        Jersey City School District,
                   6.25%, 10/1/10                            $   542,700
      1,050        Puerto Rico, 0.00%, 7/1/08                    688,033
      1,000        South Brunswick, 7.125%, 7/15/02            1,053,300
------------------------------------------------------------------------
                                                             $ 2,284,033
------------------------------------------------------------------------
Hospital -- 9.4%
------------------------------------------------------------------------
     $  340        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.25%, 7/1/00       $   341,363
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.45%, 7/1/02         1,025,370
        750        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.55%, 7/1/03           776,557
        350        New Jersey Health Care Facilities
                   Financing Authority, (Burdette Tomlin
                   Memorial Hospital), 5.40%, 7/1/14             324,065
        880        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 5.75%, 7/1/08                      837,074
------------------------------------------------------------------------
                                                             $ 3,304,429
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 6.0%
------------------------------------------------------------------------
     $  350        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 6.875%, 12/1/22                   $   353,700
        300        New Jersey EDA, (Continental Airlines,
                   Inc.), (AMT), 6.25%, 9/15/19                  281,409
        325        New Jersey EDA, (Economic Growth) LOC,
                   (AMT), 6.00%, 12/1/02                         329,657
        500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 500,625
        350        New Jersey EDA, (Kapkowski Road
                   Landfill), 6.375%, 4/1/18                     341,058
        300        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                                306,747
------------------------------------------------------------------------
                                                             $ 2,113,196
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.4%
------------------------------------------------------------------------
     $1,000        Middlesex County Utilities Authority,
                   (FGIC), 6.10%, 12/1/01                    $ 1,026,620
      1,000        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         870,530
------------------------------------------------------------------------
                                                             $ 1,897,150
------------------------------------------------------------------------
Insured-General Obligations -- 27.1%
------------------------------------------------------------------------
     $1,000        Atlantic City Board of Education,
                   (AMBAC), 6.00%, 12/1/02(1)                $ 1,034,300
      1,175        Edison, (AMBAC), 4.70%, 1/1/04              1,173,367
        150        Elizabeth, (General Improvements and
                   Sewer Utilities), (MBIA),
                   6.20%, 11/15/02                               154,694
      1,200        Kearney, (FSA), 6.50%, 2/1/04               1,257,948
        725        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/11                         729,452
        825        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/14                         818,111
        500        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.375%, 6/1/17                       501,075
        850        Roselle, (MBIA), 4.65%, 10/15/03              849,847
      1,000        South Brunswick Township Board of
                   Education, (FGIC), 6.40%, 8/1/03            1,051,900
      2,000        Washington Township Board of Education,
                   (MBIA), 5.125%, 2/1/15                      1,945,200
------------------------------------------------------------------------
                                                             $ 9,515,894
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 9.8%
------------------------------------------------------------------------
     $1,300        New Jersey Health Care Facilities
                   Financing Authority, (AHS Hospital
                   Corp.), (AMBAC), 6.00%, 7/1/12            $ 1,385,332
      1,910        New Jersey Health Care Facilities
                   Financing Authority, (Dover General
                   Hospital and Medical Center), (MBIA),
                   7.00%, 7/1/04                               2,059,362
------------------------------------------------------------------------
                                                             $ 3,444,694
------------------------------------------------------------------------
Insured-Solid Waste -- 0.7%
------------------------------------------------------------------------
     $  250        Bergen County Utilities Authority, Solid
                   Waste System, (FGIC), 6.00%, 6/15/02      $   257,173
------------------------------------------------------------------------
                                                             $   257,173
------------------------------------------------------------------------
Insured-Transportation -- 11.1%
------------------------------------------------------------------------
     $  500        Delaware River Port Authority, (FSA),
                   5.50%, 1/1/10                             $   516,530
      1,000        New Jersey Turnpike Authority, (FSA),
                   5.90%, 1/1/03                               1,030,140
        895        New Jersey Turnpike Authority, (FSA),
                   6.40%, 1/1/02                                 921,304
      1,000        Port Authority of New York and New
                   Jersey, (AMBAC), 5.125%, 7/15/14              972,290
        500        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/18                       465,875
------------------------------------------------------------------------
                                                             $ 3,906,139
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.8%
------------------------------------------------------------------------
     $  565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/16                            $   222,294
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/17                                208,344
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/18                                195,083
------------------------------------------------------------------------
                                                             $   625,721
------------------------------------------------------------------------
Solid Waste -- 0.9%
------------------------------------------------------------------------
     $  300        Atlantic County Utilities Authority,
                   Solid Waste System, 7.00%, 3/1/08         $   296,100
------------------------------------------------------------------------
                                                             $   296,100
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 5.2%
------------------------------------------------------------------------
     $1,000        New Jersey Transportation Authority,
                   Variable Rate, 6/15/17(2)(3)              $   869,440
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                        952,530
------------------------------------------------------------------------
                                                             $ 1,821,970
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $34,397,095)                             $34,682,224
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $   438,692
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $35,120,916
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 56.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 10.7% to a high of 18.8% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.0%
------------------------------------------------------------------------
     $  500        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $   532,810
------------------------------------------------------------------------
                                                             $   532,810
------------------------------------------------------------------------
Cogeneration -- 2.9%
------------------------------------------------------------------------
     $  950        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01     $   964,810
        600        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                 516,156
------------------------------------------------------------------------
                                                             $ 1,480,966
------------------------------------------------------------------------
Education -- 0.4%
------------------------------------------------------------------------
     $  100        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                            $    97,901
        105        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19                                 99,944
------------------------------------------------------------------------
                                                             $   197,845
------------------------------------------------------------------------
Electric Utilities -- 1.9%
------------------------------------------------------------------------
     $1,000        Long Island Power Authority, Electric
                   System Revenue, 5.25%, 12/1/02            $ 1,009,450
------------------------------------------------------------------------
                                                             $ 1,009,450
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.0%
------------------------------------------------------------------------
     $1,000        New York State Medical Care Facilities
                   Finance Agency, (New York State
                   Hospital), (AMBAC), Escrowed to
                   Maturity, 6.10%, 2/15/04                  $ 1,042,690
------------------------------------------------------------------------
                                                             $ 1,042,690
------------------------------------------------------------------------
General Obligations -- 5.5%
------------------------------------------------------------------------
     $  750        New York City, 0.00%, 8/1/07              $   509,407
      2,000        New York City, 0.00%, 8/1/08                1,283,420
      1,025        New York City, 6.375%, 8/1/06               1,069,526
------------------------------------------------------------------------
                                                             $ 2,862,353
------------------------------------------------------------------------
Hospital -- 9.5%
------------------------------------------------------------------------
     $  500        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $   465,470
        580        Fulton County IDA, (Nathan Littauer
                   Hospital), 5.75%, 11/1/09                     536,854
        500        New York City, Health and Hospital
                   Corp., 5.25%, 2/15/17                         457,785
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $2,000        New York State Dormitory Authority,
                   (Department of Health), 5.375%, 7/1/08    $ 2,003,780
      1,000        New York State Dormitory Authority,
                   (Nyack Hospital), 6.00%, 7/1/06               990,570
        500        Oneida County IDA, (St. Elizabeth
                   Medical Center), 5.50%, 12/1/10               447,600
------------------------------------------------------------------------
                                                             $ 4,902,059
------------------------------------------------------------------------
Hotel -- 0.9%
------------------------------------------------------------------------
     $1,210        Niagara County IDA, (Wintergarden Inn
                   Associates), 9.75%, 6/1/11(1)             $   473,412
------------------------------------------------------------------------
                                                             $   473,412
------------------------------------------------------------------------
Housing -- 8.3%
------------------------------------------------------------------------
     $1,870        New York City Housing Development Corp.,
                   MFMR, 5.625%, 5/1/12                      $ 1,867,457
        500        New York State Mortgage Agency, (AMT),
                   5.20%, 10/1/08                                498,780
      1,500        New York State Mortgage Agency, (AMT),
                   6.45%, 10/1/21                              1,529,565
        400        Westchester County IDA, (Children's
                   Village), 5.375%, 3/15/19                     372,120
------------------------------------------------------------------------
                                                             $ 4,267,922
------------------------------------------------------------------------
Industrial Development Revenue -- 7.6%
------------------------------------------------------------------------
     $1,000        Dutchess County IDA, (IBM), (AMT),
                   5.45%, 12/1/29                            $   992,730
        750        Port Authority of New York and New
                   Jersey, (Delta Airlines), 6.95%, 6/1/08       788,813
      1,700        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,678,257
        500        Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                                488,435
------------------------------------------------------------------------
                                                             $ 3,948,235
------------------------------------------------------------------------
Insured-Education -- 4.1%
------------------------------------------------------------------------
     $1,075        New York State Dormitory Authority, (Mt.
                   Sinai School of Medicine), (MBIA),
                   6.75%, 7/1/09                             $ 1,123,913
        500        New York State Dormitory Authority, (New
                   York University), (AMBAC),
                   5.75%, 7/1/12(2)                              515,240
        500        Niagara County IDA, (Niagara
                   University), (AMBAC), 5.25%, 10/1/18          473,660
------------------------------------------------------------------------
                                                             $ 2,112,813
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
------------------------------------------------------------------------
     $2,750        New York State Local Government
                   Assistance Corp., (MBIA), 0.00%, 4/1/13   $ 1,371,288
------------------------------------------------------------------------
                                                             $ 1,371,288
------------------------------------------------------------------------
Insured-Transportation -- 8.4%
------------------------------------------------------------------------
     $1,000        Metropolitan Transportation Authority,
                   (FGIC), 5.25%, 7/1/17                     $   960,980
      2,240        Metropolitan Transportation Authority,
                   (FGIC), 5.70%, 7/1/10(3)                    2,320,998
        500        Monroe County Airport Authority, (MBIA),
                   (AMT), Variable Rate, 1/1/17(4)(5)            538,370
        500        Port Authority of New York and New
                   Jersey, (FGIC), (AMT), 5.00%, 9/15/04         501,670
------------------------------------------------------------------------
                                                             $ 4,322,018
------------------------------------------------------------------------
Lease Revenue/Certificates of Participation -- 15.2%
------------------------------------------------------------------------
     $2,180        New York State Energy Research and
                   Development Authority, (Western NY
                   Nuclear Service Center), 6.00%, 4/1/06    $ 2,264,933
      2,000        New York State HFA, Health Facilities,
                   6.375%, 11/1/03                             2,076,160
      1,485        New York State Thruway Authority,
                   Special Obligations, 0.00%, 1/1/04          1,221,606
      1,300        New York State Thruway Authority,
                   Special Obligations, 5.25%, 4/1/13          1,262,469
      1,000        New York State Urban Development Corp.,
                   (Youth Facilities), 5.75%, 4/1/10           1,028,640
------------------------------------------------------------------------
                                                             $ 7,853,808
------------------------------------------------------------------------
Senior Living / Life Care -- 0.7%
------------------------------------------------------------------------
     $  400        Mt. Vernon IDA, (Wartburg Senior
                   Housing, Inc.), 6.15%, 6/1/19             $   349,720
------------------------------------------------------------------------
                                                             $   349,720
------------------------------------------------------------------------
Special Tax Revenue -- 10.4%
------------------------------------------------------------------------
     $1,000        New York City Transitional Finance
                   Authority, 5.00%, 5/1/16                  $   935,370
      4,500        New York State Local Government
                   Assistance Corp., 5.25%, 4/1/16             4,421,205
------------------------------------------------------------------------
                                                             $ 5,356,575
------------------------------------------------------------------------
Transportation -- 9.8%
------------------------------------------------------------------------
     $1,000        NY Thruway Authority, 5.75%, 4/1/16       $ 1,002,860
      3,000        Port Authority of New York and New
                   Jersey, (AMT), 6.00%, 7/1/14                3,087,120
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation (continued)
------------------------------------------------------------------------
     $1,000        Triborough Bridge and Tunnel Authority,
                   5.25%, 1/1/17                             $   961,660
------------------------------------------------------------------------
                                                             $ 5,051,640
------------------------------------------------------------------------
Water and Sewer -- 8.9%
------------------------------------------------------------------------
     $3,000        New York City Municipal Water Finance
                   Authority, 5.125%, 6/15/21                $ 2,722,170
      1,825        New York City Municipal Water Finance
                   Authority, 5.70%, 6/15/02                   1,860,642
------------------------------------------------------------------------
                                                             $ 4,582,812
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.1%
   (identified cost $51,691,139)                             $51,718,416
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%                     $   (43,245)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $51,675,171
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 17.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 3.9% to a high of 7.3% of total investments.
 (1)  Non-income producing security.
 (2)  When-issued security.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 95.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.8%
------------------------------------------------------------------------
     $  225        Greene County IDA, (Fairview Extended
                   Care), Prerefunded to 1/1/01,
                   10.125%, 1/1/11                           $   238,846
      1,000        Warren County, (Otterbein Homes),
                   Prerefunded to 7/1/01, 7.20%, 7/1/11        1,051,600
------------------------------------------------------------------------
                                                             $ 1,290,446
------------------------------------------------------------------------
General Obligations -- 12.7%
------------------------------------------------------------------------
     $  500        Hamilton School District, 6.15%, 12/1/15  $   541,750
        300        Kings County Local School District,
                   7.60%, 12/1/10                                328,605
        250        Oak Hills, 5.60%, 12/1/17                     250,915
        675        Ohio, 0.00%, 8/1/04                           544,036
        500        Ohio, 0.00%, 8/1/05                           382,230
        250        Ohio, 0.00%, 8/1/08                           162,325
        210        Youngstown County School District,
                   6.40%, 7/1/00                                 210,470
------------------------------------------------------------------------
                                                             $ 2,420,331
------------------------------------------------------------------------
Hospital -- 9.3%
------------------------------------------------------------------------
     $1,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08                  $ 1,043,440
        250        Hamilton County Health Care Facilities
                   Authority, (Twin Towers Improvements),
                   5.75%, 10/1/19                                235,620
        250        Hamilton County Health System,
                   (Providence Hospital), 6.00%, 7/1/01          254,078
        250        Parma, Hospital Improvement Revenue,
                   (Parma Community General Hospital
                   Association), 5.25%, 11/1/13                  227,218
------------------------------------------------------------------------
                                                             $ 1,760,356
------------------------------------------------------------------------
Housing -- 2.9%
------------------------------------------------------------------------
     $  295        Cuyahoga County, (Rolling Hills Apts.),
                   (AMT), 8.00%, 1/1/28                      $   281,412
        290        Lucas County, (Country Creek), (AMT),
                   8.00%, 7/1/26                                 270,506
------------------------------------------------------------------------
                                                             $   551,918
------------------------------------------------------------------------
Industrial Development Revenue -- 11.9%
------------------------------------------------------------------------
     $  250        Cuyahoga County, (Rock and Roll Hall of
                   Fame), 5.85%, 12/1/08                     $   252,055
        500        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18           453,665
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  935        Ohio Economic Development Commission,
                   (ABS Industries), (AMT), 6.00%, 6/1/04    $   955,215
        315        Ohio Economic Development Commission,
                   (Progress Plastics Products), (AMT),
                   6.80%, 12/1/01                                316,455
        250        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels, Inc.), (AMT),
                   9.00%, 6/1/21                                  82,593
        200        Toledo Lucas County Port Authority
                   Development Revenue, (Northwest Ohio
                   Bond Fund), (Alex Products, Inc.),
                   (AMT), 6.125%, 11/15/09                       197,428
------------------------------------------------------------------------
                                                             $ 2,257,411
------------------------------------------------------------------------
Insured-Education -- 4.9%
------------------------------------------------------------------------
     $1,000        Ohio Public Facilities Commission,
                   (Higher Educational Facilities),
                   (AMBAC), 4.30%, 12/1/08                   $   930,310
------------------------------------------------------------------------
                                                             $   930,310
------------------------------------------------------------------------
Insured-General Obligations -- 29.9%
------------------------------------------------------------------------
     $  265        Clinton Massie Local School District,
                   (AMBAC), 0.00%, 12/1/11                   $   140,633
        265        Clinton Massie Local School District,
                   (MBIA), 0.00%, 12/1/09                        158,102
        225        Finneytown Local School District,
                   (FGIC), 6.15%, 12/1/11                        244,735
        500        Forest Hills Local School District,
                   (MBIA), 6.00%, 12/1/09                        536,925
      1,000        Hilliard School District, (FGIC),
                   0.00%, 12/1/14                                443,570
      1,000        Southwest Licking School Facilities
                   Improvement, (FGIC), 7.10%, 12/1/16         1,102,150
        500        South-Western City School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                                424,065
        500        Strongsville City School District,
                   (MBIA), 5.375%, 12/1/12                       510,100
      1,500        West Clermont School District, (AMBAC),
                   6.90%, 12/1/12(1)                           1,640,100
        460        Wyoming, School District, (FGIC),
                   5.75%, 12/1/17                                477,880
------------------------------------------------------------------------
                                                             $ 5,678,260
------------------------------------------------------------------------
Insured-Hospital -- 2.7%
------------------------------------------------------------------------
     $  500        Cuyahoga County, (Metrohealth System),
                   (MBIA), 5.50%, 2/15/12                    $   509,355
------------------------------------------------------------------------
                                                             $   509,355
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.8%
------------------------------------------------------------------------
     $  500        Akron Economic Development, (MBIA),
                   6.00%, 12/1/12                            $   537,935
------------------------------------------------------------------------
                                                             $   537,935
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.7%
------------------------------------------------------------------------
     $  500        Hamilton County Sewer System, (FGIC),
                   5.50%, 12/1/11                            $   517,165
------------------------------------------------------------------------
                                                             $   517,165
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.0%
------------------------------------------------------------------------
     $  200        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19           $   191,292
------------------------------------------------------------------------
                                                             $   191,292
------------------------------------------------------------------------
Nursing Home -- 3.4%
------------------------------------------------------------------------
     $  600        Cuyahoga County HFA, (Benjamin Rose
                   Institute), 5.50%, 12/1/17                $   485,262
        155        Fairfield EDA, (Beverly Enterprises),
                   8.50%, 1/1/03                                 159,187
------------------------------------------------------------------------
                                                             $   644,449
------------------------------------------------------------------------
Pooled Loans -- 0.9%
------------------------------------------------------------------------
     $  200        Toledo Lucas County Port Authority
                   Development Revenue, (Northwest Ohio
                   Bond Fund), 5.10%, 5/15/12                $   177,516
------------------------------------------------------------------------
                                                             $   177,516
------------------------------------------------------------------------
Senior Living / Life Care -- 2.0%
------------------------------------------------------------------------
     $  200        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                             $   175,292
        250        Summit County Healthcare Facilities
                   Revenue, (Village at Saint Edward),
                   5.75%, 12/1/25                                202,255
------------------------------------------------------------------------
                                                             $   377,547
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue -- 1.6%
------------------------------------------------------------------------
     $  303        Columbus Special Assessment,
                   6.05%, 9/15/05                            $   305,212
------------------------------------------------------------------------
                                                             $   305,212
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.5%
   (identified cost $18,583,737)                             $18,149,503
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.5%                       $   855,551
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $19,005,054
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 45.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 12.4% to a high of 17.3% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 5.1%
------------------------------------------------------------------------
     $  835        Chester County IDA, (Kimberton),
                   8.00%, 9/1/05                             $   863,131
      1,060        Delaware County IDA, (Glen Riddle),
                   (AMT), 8.125%, 9/1/05                       1,093,443
------------------------------------------------------------------------
                                                             $ 1,956,574
------------------------------------------------------------------------
Certificates of Participation -- 1.2%
------------------------------------------------------------------------
     $  500        Cliff House Trust, (AMT), 6.625%, 6/1/27  $   458,920
------------------------------------------------------------------------
                                                             $   458,920
------------------------------------------------------------------------
Cogeneration -- 4.0%
------------------------------------------------------------------------
     $1,500        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10   $ 1,549,350
------------------------------------------------------------------------
                                                             $ 1,549,350
------------------------------------------------------------------------
Education -- 1.8%
------------------------------------------------------------------------
     $  740        Pennsylvania HEFA, (Delaware Valley
                   College of Science and Agriculture),
                   5.25%, 4/5/12                             $   685,995
------------------------------------------------------------------------
                                                             $   685,995
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.9%
------------------------------------------------------------------------
     $  500        Harrisburg Authority, Correctional
                   Facilities, (FSA), Escrowed to Maturity,
                   6.25%, 6/1/01                             $   510,700
      1,500        Somerset County, General Authority,
                   Correctional Facilities, (FGIC),
                   Escrowed to Maturity, 6.50%, 10/15/01       1,544,040
        875        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                 915,031
      5,000        Westmoreland County, Municipal
                   Authority, Water Utility, (FGIC),
                   Escrowed to Maturity, 0.00%, 8/15/19        1,624,000
------------------------------------------------------------------------
                                                             $ 4,593,771
------------------------------------------------------------------------
General Obligations -- 0.5%
------------------------------------------------------------------------
     $  500        Puerto Rico, 0.00%, 7/1/16                $   200,600
------------------------------------------------------------------------
                                                             $   200,600
------------------------------------------------------------------------
Hospital -- 16.8%
------------------------------------------------------------------------
     $1,000        Allentown, Area Hospital Authority,
                   (Sacred Heart Hospital), 6.50%, 11/15/08  $ 1,008,780
        650        Hazleton Health Services Authority,
                   (St. Joseph's Hospital), 5.85%, 7/1/06        640,198
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $1,200        Lehigh County, General Purpose
                   Authority, (Muhlenberg Hospital),
                   5.75%, 7/15/10                            $ 1,242,804
        200        McKean County Hospital Authority,
                   (Bradford Hospital), 5.375%, 10/1/03          196,044
      1,000        Monroeville Hospital Authority, (Forbes
                   Health), 5.75%, 10/1/05                       946,050
        500        Montgomery County HEFA, (Montgomery
                   Hospital), 6.25%, 7/1/06                      500,910
        500        New Castle Area Hospital Authority,
                   (St. Francis Hospital of New Castle),
                   5.90%, 11/15/00                               502,365
        170        Northhampton County Hospital Authority,
                   (Easton Hospital), 6.90%, 1/1/02              170,959
      1,350        South Fork Municipal Authority, (Lee
                   Hospital), 5.50%, 7/1/11                    1,268,406
------------------------------------------------------------------------
                                                             $ 6,476,516
------------------------------------------------------------------------
Industrial Development Revenue -- 4.8%
------------------------------------------------------------------------
     $1,200        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                            $ 1,102,944
        750        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               745,402
------------------------------------------------------------------------
                                                             $ 1,848,346
------------------------------------------------------------------------
Insured-Education -- 6.7%
------------------------------------------------------------------------
     $2,000        Allegheny County, Higher Education
                   Building Authority, (Duquesne
                   University), (AMBAC), 5.00%, 3/1/16       $ 1,863,600
        700        Montgomery County HEFA, (Saint Joseph's
                   University), (CLEE), 6.00%, 12/15/02          722,722
------------------------------------------------------------------------
                                                             $ 2,586,322
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.6%
------------------------------------------------------------------------
     $  500        Beaver County IDA, (Ohio Edison Co.),
                   (FGIC), 7.00%, 6/1/21                     $   521,135
      2,000        Cambria County IDA, (Pennsylvania
                   Electric Co.), (MBIA), 5.35%, 11/1/10       2,037,300
------------------------------------------------------------------------
                                                             $ 2,558,435
------------------------------------------------------------------------
Insured-General Obligations -- 7.7%
------------------------------------------------------------------------
     $1,635        Harrisburg, (AMBAC), 0.00%, 9/15/12       $   826,770
      1,355        McKeesport, (FGIC), 0.00%, 10/1/11            723,191
      1,000        Pennsylvania, (AMBAC), 5.00%, 11/15/15        943,470
        500        Pleasant Valley School District, (FGIC),
                   5.00%, 9/1/10                                 501,065
------------------------------------------------------------------------
                                                             $ 2,994,496
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 4.8%
------------------------------------------------------------------------
     $1,000        Allegheny County Hospital Development
                   Authority, (South Hills Health), (MBIA),
                   5.50%, 5/1/08                             $ 1,019,880
        825        Indiana County Hospital Authority,
                   (Indiana Hospital), (CLEE),
                   5.875%, 7/1/01                                837,515
------------------------------------------------------------------------
                                                             $ 1,857,395
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.7%
------------------------------------------------------------------------
     $1,000        Northumberland County Authority, (MBIA),
                   6.50%, 10/15/01                           $ 1,029,360
------------------------------------------------------------------------
                                                             $ 1,029,360
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
------------------------------------------------------------------------
     $  350        Pittsburgh and Allegheny County, Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                             $   310,138
------------------------------------------------------------------------
                                                             $   310,138
------------------------------------------------------------------------
Insured-Transportation -- 6.8%
------------------------------------------------------------------------
     $1,000        Allegheny County Airport Revenue,
                   (MBIA), 5.75%, 1/1/10                     $ 1,032,670
        590        Allegheny County Airport Revenue,
                   (MBIA), 5.75%, 1/1/12                         607,995
      1,000        Philadelphia Airport Revenue, (FGIC),
                   5.375%, 7/1/14                                978,500
------------------------------------------------------------------------
                                                             $ 2,619,165
------------------------------------------------------------------------
Nursing Home -- 2.5%
------------------------------------------------------------------------
     $  250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.30%, 6/1/02      $   246,915
        250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.35%, 6/1/03          244,750
        250        Clarion County IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 5/1/03             242,310
        250        Green County IDA, (Beverly Enterprises,
                   Inc.), 5.50%, 3/1/08                          230,643
------------------------------------------------------------------------
                                                             $   964,618
------------------------------------------------------------------------
Senior Living / Life Care -- 4.1%
------------------------------------------------------------------------
     $  335        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.00%, 8/15/11                            $   310,354
        245        Delaware County Authority, (White Horse
                   Village), 6.30%, 7/1/03                       247,732
        505        Delaware County Authority, (White Horse
                   Village), 6.40%, 7/1/04                       511,818
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  535        Hazleton Health Services Authority,
                   (Hazleton General Hospital),
                   5.50%, 7/1/07                             $   513,884
------------------------------------------------------------------------
                                                             $ 1,583,788
------------------------------------------------------------------------
Solid Waste -- 4.3%
------------------------------------------------------------------------
     $  300        Greater Lebanon Refuse Authority,
                   6.40%, 5/15/00                            $   300,726
        500        Greater Lebanon Refuse Authority,
                   6.40%, 11/15/00                               506,190
      1,000        Schuylkill County IDA, (Pine Grove
                   Landfill, Inc.), (AMT), 5.10%, 10/1/19        860,580
------------------------------------------------------------------------
                                                             $ 1,667,496
------------------------------------------------------------------------
Transportation -- 5.0%
------------------------------------------------------------------------
     $1,000        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                             $   929,540
      1,000        Southeastern Pennsylvania Transportation
                   Authority, 6.00%, 6/1/01                    1,017,550
------------------------------------------------------------------------
                                                             $ 1,947,090
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $38,469,506)                             $37,888,375
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                       $   746,643
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $38,635,018
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2000, 46.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from a low of 1.3% to a high of 15.6% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                CALIFORNIA     FLORIDA    MASSACHUSETTS
                                  LIMITED      LIMITED       LIMITED
                                 PORTFOLIO    PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------
Assets
-----------------------------------------------------------------------
Investments --
   Identified cost              $22,465,914  $44,950,405   $44,268,353
   Unrealized appreciation
      (depreciation)               (336,109)    (726,911)     (778,031)
-----------------------------------------------------------------------
INVESTMENTS, AT VALUE           $22,129,805  $44,223,494   $43,490,322
-----------------------------------------------------------------------
Cash                            $   164,950  $        --   $    83,241
Interest receivable                 302,806      908,794       607,403
Prepaid expenses                     14,323       16,211        16,211
-----------------------------------------------------------------------
TOTAL ASSETS                    $22,611,884  $45,148,499   $44,197,177
-----------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts            $     5,000  $        --   $     5,500
Demand note payable                      --      100,000            --
Due to bank                              --       21,839            --
Payable to affiliate for
   Trustees' fees                        25           64            32
Accrued expenses                      3,097        3,887         2,213
-----------------------------------------------------------------------
TOTAL LIABILITIES               $     8,122  $   125,790   $     7,745
-----------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                    $22,603,762  $45,022,709   $44,189,432
-----------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                  $22,965,165  $45,749,620   $44,984,029
Net unrealized depreciation
   (computed on the basis of
   identified cost)                (361,403)    (726,911)     (794,597)
-----------------------------------------------------------------------
TOTAL                           $22,603,762  $45,022,709   $44,189,432
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000

                                NEW JERSEY    NEW YORK       OHIO      PENNSYLVANIA
                                  LIMITED      LIMITED      LIMITED      LIMITED
                                 PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investments --
   Identified cost              $34,397,095  $51,691,139  $18,583,737  $38,469,506
   Unrealized appreciation
      (depreciation)                285,129       27,277     (434,234)    (581,131)
-----------------------------------------------------------------------------------
INVESTMENTS, AT VALUE           $34,682,224  $51,718,416  $18,149,503  $37,888,375
-----------------------------------------------------------------------------------
Cash                            $        --  $        --  $   533,106  $        --
Receivable for investments
   sold                                  --           --           --      521,670
Interest receivable                 515,371      942,811      315,236      629,101
Prepaid expenses                     14,323       16,211       12,233       16,207
-----------------------------------------------------------------------------------
TOTAL ASSETS                    $35,211,918  $52,677,438  $19,010,078  $39,055,353
-----------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts            $     4,000  $     6,500  $     2,000  $        --
Demand note payable                      --      400,000           --      400,000
Payable for when-issued
   securities                            --      528,820           --           --
Due to bank                          82,731       61,903           --       17,009
Accrued expenses                      4,271        5,044        3,024        3,326
-----------------------------------------------------------------------------------
TOTAL LIABILITIES               $    91,002  $ 1,002,267  $     5,024  $   420,335
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                    $35,120,916  $51,675,171  $19,005,054  $38,635,018
-----------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                  $34,847,835  $51,667,472  $19,445,312  $39,216,149
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                            273,081        7,699     (440,258)    (581,131)
-----------------------------------------------------------------------------------
TOTAL                           $35,120,916  $51,675,171  $19,005,054  $38,635,018
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2000

                                          CALIFORNIA     FLORIDA    MASSACHUSETTS
                                            LIMITED      LIMITED       LIMITED
                                           PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------
Interest                                  $ 1,400,770  $ 2,821,157   $ 2,613,077
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,400,770  $ 2,821,157   $ 2,613,077
---------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------
Investment adviser fee                    $   118,479  $   239,631   $   220,789
Trustees fees and expenses                      2,547        9,682         6,432
Legal and accounting services                  19,716       23,523        23,301
Custodian fee                                  18,715       33,454        32,747
Miscellaneous                                   8,292       12,622         8,311
---------------------------------------------------------------------------------
TOTAL EXPENSES                            $   167,749  $   318,912   $   291,580
---------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $        --  $    11,734   $    14,950
---------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $        --  $    11,734   $    14,950
---------------------------------------------------------------------------------

NET EXPENSES                              $   167,749  $   307,178   $   276,630
---------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,233,021  $ 2,513,979   $ 2,336,447
---------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    61,725  $   121,278   $   (18,066)
   Financial futures contracts                 12,791       35,679        73,715
---------------------------------------------------------------------------------
NET REALIZED GAIN                         $    74,516  $   156,957   $    55,649
---------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,788,106) $(3,456,340)  $(3,171,172)
   Financial futures contracts                (25,294)          --       (16,566)
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,813,400) $(3,456,340)  $(3,187,738)
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,738,884) $(3,299,383)  $(3,132,089)
---------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (505,863) $  (785,404)  $  (795,642)
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2000

                                          NEW JERSEY    NEW YORK       OHIO      PENNSYLVANIA
                                            LIMITED      LIMITED      LIMITED      LIMITED
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                                  $ 2,092,244  $ 3,194,169  $ 1,191,249  $ 2,504,956
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,092,244  $ 3,194,169  $ 1,191,249  $ 2,504,956
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                    $   174,422  $   268,823  $    98,867  $   208,370
Trustees fees and expenses                      2,588        8,951          466        6,400
Legal and accounting services                  19,523       23,811       17,552       23,297
Custodian fee                                  30,545       39,123       19,542       29,004
Miscellaneous                                   6,963       11,666        8,498       13,161
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   234,041  $   352,374  $   144,925  $   280,232
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     9,164  $    15,251  $     5,397  $     7,627
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,164  $    15,251  $     5,397  $     7,627
---------------------------------------------------------------------------------------------

NET EXPENSES                              $   224,877  $   337,123  $   139,528  $   272,605
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,867,367  $ 2,857,046  $ 1,051,721  $ 2,232,351
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   114,201  $   139,518  $     5,725  $  (277,931)
   Financial futures contracts                 53,392       92,218       28,858       61,345
---------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $   167,593  $   231,736  $    34,583  $  (216,586)
---------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,198,320) $(3,399,494) $(1,511,303) $(2,749,901)
   Financial futures contracts                (12,048)     (19,578)      (6,024)          --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,210,368) $(3,419,072) $(1,517,327) $(2,749,901)
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,042,775) $(3,187,336) $(1,482,744) $(2,966,487)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (175,408) $  (330,290) $  (431,023) $  (734,136)
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                          CALIFORNIA     FLORIDA     MASSACHUSETTS
                                            LIMITED      LIMITED        LIMITED
INCREASE (DECREASE) IN NET ASSETS          PORTFOLIO    PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,233,021  $  2,513,979  $  2,336,447
   Net realized gain                           74,516       156,957        55,649
   Net change in unrealized appreciation
      (depreciation)                       (1,813,400)   (3,456,340)   (3,187,738)
----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (505,863) $   (785,404) $   (795,642)
----------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 1,647,497  $  6,349,671  $  7,777,378
   Withdrawals                             (7,215,977)  (20,489,768)  (14,335,749)
----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $(5,568,480) $(14,140,097) $ (6,558,371)
----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(6,074,343) $(14,925,501) $ (7,354,013)
----------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------
At beginning of year                      $28,678,105  $ 59,948,210  $ 51,543,445
----------------------------------------------------------------------------------
AT END OF YEAR                            $22,603,762  $ 45,022,709  $ 44,189,432
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                          NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
                                            LIMITED      LIMITED       LIMITED      LIMITED
INCREASE (DECREASE) IN NET ASSETS          PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,867,367  $  2,857,046  $ 1,051,721  $  2,232,351
   Net realized gain (loss)                   167,593       231,736       34,583      (216,586)
   Net change in unrealized appreciation
      (depreciation)                       (2,210,368)   (3,419,072)  (1,517,327)   (2,749,901)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (175,408) $   (330,290) $  (431,023) $   (734,136)
----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 3,960,119  $  6,571,148  $ 1,287,987  $  2,854,798
   Withdrawals                             (8,444,486)  (20,438,440)  (4,652,763)  (14,256,336)
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $(4,484,367) $(13,867,292) $(3,364,776) $(11,401,538)
----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(4,659,775) $(14,197,582) $(3,795,799) $(12,135,674)
----------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------
At beginning of year                      $39,780,691  $ 65,872,753  $22,800,853  $ 50,770,692
----------------------------------------------------------------------------------------------
AT END OF YEAR                            $35,120,916  $ 51,675,171  $19,005,054  $ 38,635,018
----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA     FLORIDA     MASSACHUSETTS
                                            LIMITED       LIMITED        LIMITED
INCREASE (DECREASE) IN NET ASSETS          PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------
From operations --
   Net investment income                  $  1,484,759  $  3,088,390  $  2,503,033
   Net realized gain                           378,072       640,439       448,633
   Net change in unrealized appreciation
      (depreciation)                          (263,964)     (704,172)     (457,661)
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  1,598,867  $  3,024,657  $  2,494,005
-----------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $  4,228,958  $  7,572,648  $ 10,696,524
   Withdrawals                             (11,447,139)  (22,890,275)  (18,230,235)
-----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ (7,218,181) $(15,317,627) $ (7,533,711)
-----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (5,619,314) $(12,292,970) $ (5,039,706)
-----------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------
At beginning of year                      $ 34,297,419  $ 72,241,180  $ 56,583,151
-----------------------------------------------------------------------------------
AT END OF YEAR                            $ 28,678,105  $ 59,948,210  $ 51,543,445
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY     NEW YORK       OHIO      PENNSYLVANIA
                                            LIMITED       LIMITED       LIMITED      LIMITED
INCREASE (DECREASE) IN NET ASSETS          PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  2,028,602  $  3,283,070  $ 1,140,232  $  2,590,278
   Net realized gain                           167,298       367,409       25,626       555,688
   Net change in unrealized appreciation
      (depreciation)                          (303,151)      (13,529)     (81,834)     (774,576)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  1,892,749  $  3,636,950  $ 1,084,024  $  2,371,390
-----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $  6,467,196  $ 10,991,896  $ 4,003,683  $  7,028,085
   Withdrawals                             (14,119,117)  (23,447,532)  (6,502,512)  (16,336,396)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ (7,651,921) $(12,455,636) $(2,498,829) $ (9,308,311)
-----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (5,759,172) $ (8,818,686) $(1,414,805) $ (6,936,921)
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year                      $ 45,539,863  $ 74,691,439  $24,215,658  $ 57,707,613
-----------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 39,780,691  $ 65,872,753  $22,800,853  $ 50,770,692
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  CALIFORNIA LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.66%        0.62%        0.61%        0.63%        0.58%
   Expenses after custodian
      fee reduction                   0.66%        0.61%        0.59%        0.61%        0.55%
   Net investment income              4.84%        4.67%        4.86%        4.98%        4.82%
Portfolio Turnover                      13%          29%          40%          57%          36%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                 $22,604      $28,678      $34,297      $43,194      $59,216
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    FLORIDA LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.62%        0.59%        0.58%        0.59%        0.55%
   Expenses after custodian
      fee reduction                   0.59%        0.57%        0.55%        0.57%        0.54%
   Net investment income              4.87%        4.68%        4.90%        4.90%        4.73%
Portfolio Turnover                      16%          16%          38%          66%          20%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $45,023      $59,948      $72,241      $92,909     $127,835
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 MASSACHUSETTS LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.61%        0.60%        0.60%        0.60%        0.57%
   Expenses after custodian
      fee reduction                   0.58%        0.57%        0.56%        0.58%        0.55%
   Net investment income              4.92%        4.67%        4.90%        4.97%        4.72%
Portfolio Turnover                      15%          19%          46%          60%          27%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $44,189      $51,543      $56,583      $69,670      $97,135
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  NEW JERSEY LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.63%        0.62%        0.62%        0.61%        0.57%
   Expenses after custodian
      fee reduction                   0.60%        0.62%        0.61%        0.58%        0.55%
   Net investment income              5.01%        4.78%        4.91%        4.96%        4.78%
Portfolio Turnover                      15%          13%          21%          37%          42%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $35,121      $39,781      $45,540      $58,266      $80,173
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   NEW YORK LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.61%        0.59%        0.61%        0.58%        0.55%
   Expenses after custodian
      fee reduction                   0.58%        0.59%        0.59%        0.56%        0.53%
   Net investment income              4.95%        4.74%        4.81%        4.87%        4.66%
Portfolio Turnover                      18%          17%          53%          58%          32%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $51,675      $65,873      $74,691     $100,014     $138,728
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     OHIO LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.69%        0.67%        0.64%        0.68%        0.63%
   Expenses after custodian
      fee reduction                   0.66%        0.64%        0.64%        0.65%        0.61%
   Net investment income              5.00%        4.85%        5.05%        5.20%        5.06%
Portfolio Turnover                      13%          19%          29%          34%          47%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $19,005      $22,801      $24,216      $28,470      $33,529
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 PENNSYLVANIA LIMITED PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.63%        0.62%        0.60%        0.61%        0.58%
   Expenses after custodian
      fee reduction                   0.61%        0.60%        0.58%        0.59%        0.56%
   Net investment income              5.03%        4.83%        5.03%        5.11%        4.81%
Portfolio Turnover                      11%          16%          36%          51%          24%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $38,635      $50,771      $57,708      $67,876      $92,194
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -----------------------------------------------------------------------
    California Limited                        $118,479                0.46%
    Florida Limited                            239,631                0.46%
    Massachusetts Limited                      220,789                0.46%
    New Jersey Limited                         174,422                0.47%
    New York Limited                           268,823                0.47%
    Ohio Limited                                98,867                0.47%
    Pennsylvania Limited                       208,370                0.47%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2000, no significant amounts have been deferred.
   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2000 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,321,095
    Sales                                       9,004,156

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,003,532
    Sales                                      19,801,091

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,153,576
    Sales                                      10,375,124

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,514,487
    Sales                                       8,252,439

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $10,112,986
    Sales                                      20,492,204

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,659,780
    Sales                                       5,929,097

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,949,644
    Sales                                      13,064,262

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2000, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $22,465,914
    -----------------------------------------------------
    Gross unrealized appreciation             $   393,823
    Gross unrealized depreciation                (729,932)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (336,109)
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    -----------------------------------------------------
    FLORIDA LIMITED PORTFOLIO
    AGGREGATE COST                            $44,950,405
    -----------------------------------------------------
    Gross unrealized appreciation             $   647,239
    Gross unrealized depreciation              (1,374,150)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (726,911)
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $44,268,353
    -----------------------------------------------------
    Gross unrealized appreciation             $   623,243
    Gross unrealized depreciation              (1,401,274)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (778,031)
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $34,397,095
    -----------------------------------------------------
    Gross unrealized appreciation             $   747,920
    Gross unrealized depreciation                (462,791)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   285,129
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $51,691,139
    -----------------------------------------------------
    Gross unrealized appreciation             $   739,216
    Gross unrealized depreciation                (711,939)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $    27,277
    -----------------------------------------------------
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $18,583,737
    -----------------------------------------------------
    Gross unrealized appreciation             $   242,669
    Gross unrealized depreciation                (676,903)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (434,234)
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $38,469,506
    -----------------------------------------------------
    Gross unrealized appreciation             $   382,237
    Gross unrealized depreciation                (963,368)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (581,131)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2000, the Florida Limited Portfolio, the New York Limited Portfolio, and the Pennsylvania Limited Portfolio had balances outstanding pursuant to this line of credit of $100,000, $400,000 and $400,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at March 31, 2000, is as follows:

                                  FUTURES CONTRACTS
    ------------------------------------------------------------------------------
                     EXPIRATION                                     NET UNREALIZED
    PORTFOLIO        DATE         CONTRACTS             POSITION     DEPRECIATION
    ------------------------------------------------------------------------------
    California       6/00         10 US Treasury Bond   Short          $(25,294)
    ------------------------------------------------------------------------------
    Massachusetts    6/00         11 US Treasury Bond   Short          $(16,566)
    ------------------------------------------------------------------------------
    New Jersey       6/00         8 US Treasury Bond    Short          $(12,048)
    ------------------------------------------------------------------------------
    New York         6/00         13 US Treasury Bond   Short          $(19,578)
    ------------------------------------------------------------------------------
    Ohio             6/00         4 US Treasury Bond    Short          $ (6,024)
    ------------------------------------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO, AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio, (the Portfolios) as of March 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2000 and 1999, and the supplementary data for each of the years in the five year period ended March 31, 2000. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of each of the aforementioned Portfolios, as of March 31, 2000, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 28, 2000

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York
and Ohio Limited Maturity
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of California, Florida and Pennsylvania Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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                                       78

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, Inc.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800)262-1122


INDEPENDENT AUDITOR
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA  02116-5022


EATON VANCE MUNICIPALS TRUST
The Eaton Vance Building
255 State Street
Boston, MA 02109




--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
442-5/00                                                            7LTFSRC-5/00